United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  4/30/10

Date of Reporting Period:  Six months ended 10/31/09

Item 1.                      Reports to Stockholders

Federated Intermediate
Corporate Bond Fund

A Portfolio of Federated Income Securities Trust

SEMI-ANNUAL SHAREHOLDER REPORT

October 31, 2009

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 10/31/2009	Year Ended April 30,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$8.93	$10.01	$10.02	$9.81	$10.12	$10.18
Income From Investment Operations:
Net investment income	0.23	0.50	0.51	0.49	0.44	0.43
Net realized and unrealized gain (loss) on investments and futures contracts	0.88	(1.08)	(0.01)	0.21	(0.31)	(0.06)
TOTAL FROM INVESTMENT OPERATIONS	1.11	(0.58)	0.50	0.70	0.13	0.37
Less Distributions:
Distributions from net investment income	(0.23)	(0.50)	(0.51)	(0.49)	(0.44)	(0.43)
Net Asset Value, End of Period	$9.81	$8.93	$10.01	$10.02	$9.81	$10.12
Total Return[1]	12.56%	(5.72)%	5.08%	7.33%	1.29%	3.72%
Ratios to Average Net Assets:
Net expenses	0.56%[2]	0.56%	0.56%	0.56%	0.55%	0.55%
Net investment income	4.86%[2]	5.45%	5.07%	4.97%	4.37%	4.24%
Expense waiver/reimbursement[3]	0.21%[2]	0.21%	0.20%	0.19%	0.37%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$273,575	$186,136	$176,944	$192,561	$241,318	$287,081
Portfolio turnover	22%	28%	34%	37%	73%	57%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
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1

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 10/31/2009	Year Ended April 30,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$8.93	$10.01	$10.02	$9.81	$10.12	$10.18
Income From Investment Operations:
Net investment income	0.22	0.48	0.48	0.47	0.42	0.41
Net realized and unrealized gain (loss) on investments and futures contracts	0.88	(1.08)	(0.01)	0.21	(0.31)	(0.06)
TOTAL FROM INVESTMENT OPERATIONS	1.10	(0.60)	0.47	0.68	0.11	0.35
Less Distributions:
Distributions from net investment income	(0.22)	(0.48)	(0.48)	(0.47)	(0.42)	(0.41)
Net Asset Value, End of Period	$9.81	$8.93	$10.01	$10.02	$9.81	$10.12
Total Return[1]	12.43%	(5.95)%	4.83%	7.07%	1.07%[2]	3.48%
Ratios to Average Net Assets:
Net expenses	0.81%[3]	0.80%	0.80%	0.80%	0.78%	0.79%
Net investment income	4.60%[3]	5.20%	4.83%	4.72%	4.12%	4.00%
Expense waiver/reimbursement[4]	0.41%[3]	0.41%	0.41%	0.39%	0.39%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$183,451	$128,292	$28,097	$34,222	$38,909	$61,722
Portfolio turnover	22%	28%	34%	37%	73%	57%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.03% on the total return.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
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2

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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3

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2009	Ending Account Value 10/31/2009	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,125.60	$3.00
Institutional Service Shares	$1,000	$1,124.30	$4.34
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.38	$2.85
Institutional Service Shares	$1,000	$1,021.12	$4.13
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.56%
Institutional Service Shares	0.81%
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4

Portfolio of Investments Summary Table (unaudited)

At October 31, 2009, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Corporate Debt Securities	94.8%
Foreign Government Debt Securities	1.5%
Asset-Backed Securities[2]	0.0%
Derivative Contracts[2,3]	(0.0)%
Cash Equivalents[4]	3.5%
Other Assets and Liabilities — Net[5]	0.2%
TOTAL	100%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	Represents less than 0.1%.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

October 31, 2009 (unaudited)

Principal Amount or Shares			Value
		Asset-Backed Security – 0.0%
		Home Equity Loan – 0.0%
$52,931	[1,2]	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029 (IDENTIFIED COST $52,906)	41,286
		Corporate Bonds – 94.8%
		Basic Industry@0018Chemicals – 1.6%
1,140,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	1,085,161
2,930,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	3,348,313
400,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	432,588
660,000		Du Pont (E.I.) de Nemours & Co., 6.00%, 7/15/2018	745,987
450,000		Eastman Chemical Co., Sr. Unsecd. Note, 5.50%, 11/15/2019	457,006
675,000		Praxair, Inc., 4.625%, 3/30/2015	727,462
450,000		Rohm & Haas Co., 6.00%, 9/15/2017	454,819
		TOTAL	7,251,336
		Basic Industry@0018Metals & Mining – 3.6%
500,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	494,513
1,000,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	1,017,942
1,110,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	1,263,712
400,000		ArcelorMittal, 6.125%, 6/1/2018	396,490
1,000,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	1,044,592
730,000		BHP Finance (USA), Inc., 6.50%, 4/1/2019	844,544
1,500,000		Barrick Gold Corp., 4.875%, 11/15/2014	1,591,490
1,865,000		Barrick Gold Corp., 6.95%, 4/1/2019	2,127,794
1,000,000		Newmont Mining Corp., Company Guarantee, 5.125%, 10/1/2019	998,230
1,100,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	1,041,558
3,465,000		Rio Tinto Finance USA Ltd., 5.875%, 7/15/2013	3,736,852
705,000		Rio Tinto Finance USA Ltd., 6.50%, 7/15/2018	770,818
500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	500,421
650,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	678,361
		TOTAL	16,507,317
		Basic Industry@0018Paper – 0.8%
1,600,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	1,758,339
850,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	819,298
1,000,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	1,031,904
		TOTAL	3,609,541
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		Capital Goods@0018Aerospace & Defense – 0.8%
$555,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	$561,710
750,000		Boeing Capital Corp., Sr. Note, 3.25%, 10/27/2014	753,801
630,000		Boeing Co., 4.875%, 2/15/2020	651,795
675,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/15/2020	642,937
300,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	301,500
100,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	105,355
630,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, (Series 144A), 6.25%, 1/15/2040	625,812
		TOTAL	3,642,910
		Capital Goods@0018Building Materials – 0.2%
640,000		RPM International, Inc., 6.50%, 2/15/2018	649,111
510,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	512,603
		TOTAL	1,161,714
		Capital Goods@0018Construction Machinery – 1.0%
4,000,000		Caterpillar, Inc., 7.00%, 12/15/2013	4,612,168
		Capital Goods@0018Diversified Manufacturing – 2.9%
860,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	909,450
560,000		Dover Corp., Note, 5.45%, 3/15/2018	605,914
330,000		Emerson Electric Co., 4.875%, 10/15/2019	349,304
510,000		Harsco Corp., 5.75%, 5/15/2018	530,860
650,000		Hubbell, Inc., 5.95%, 6/1/2018	681,002
544,000	[1,2]	Hutchison Whampoa International Ltd., 6.50%, 2/13/2013	592,577
550,000	[1,2]	Hutchison Whampoa International Ltd., 7.625%, 4/9/2019	622,705
1,060,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, (Series 144A), 4.625%, 9/11/2015	1,065,971
480,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	531,644
700,000		Roper Industries, Inc., 6.625%, 8/15/2013	763,153
2,000,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.25%, 9/1/2019	2,100,884
660,000		Textron Financial Corp., 5.40%, 4/28/2013	652,384
950,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	637,687
865,000		Thomas & Betts Corp., Note, 7.25%, 6/1/2013	888,503
1,060,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	1,117,280
1,000,000		Tyco International Finance SA, Note, 4.125%, 10/15/2014	1,024,523
		TOTAL	13,073,841
		Capital Goods@0018Environmental – 0.8%
2,410,000	[1,2]	Republic Services, Inc., Sr. Unsecd. Note, (Series 144A), 5.50%, 9/15/2019	2,487,961
375,000		Waste Management, Inc., 7.375%, 3/11/2019	439,941
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$500,000		Waste Management, Inc., 7.375%, 8/1/2010	524,156
		TOTAL	3,452,058
		Communications@0018Media & Cable – 2.7%
180,000		Comcast Corp., Company Guarantee, 5.70%, 5/15/2018	188,640
2,770,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	3,031,209
3,080,000		Cox Communications, Inc., 7.125%, 10/1/2012	3,458,618
490,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	519,261
1,320,000		Time Warner Cable, Inc., Company Guarantee, 8.25%, 4/1/2019	1,592,383
490,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	604,444
2,675,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	2,826,429
		TOTAL	12,220,984
		Communications@0018Media Noncable – 0.4%
1,055,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	1,230,024
10,000		News America, Inc., 6.65%, 11/15/2037	10,390
600,000	[1,2]	News America, Inc., 6.90%, 8/15/2039	631,286
		TOTAL	1,871,700
		Communications@0018Telecom Wireless – 0.8%
1,300,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	1,716,556
800,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	850,380
240,000		Vodafone Group PLC, 5.35%, 2/27/2012	256,653
870,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	932,769
		TOTAL	3,756,358
		Communications@0018Telecom Wirelines – 3.7%
260,000		AT&T, Inc., 6.70%, 11/15/2013	295,903
1,290,000		Alltel Corp., Deb., 6.50%, 11/1/2013	1,444,079
1,800,000		CenturyTel, Inc., Sr. Note, 6.15%, 9/15/2019	1,810,010
3,000,000		Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	3,176,692
900,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	967,773
1,500,000	[1,2]	KT Corp., Note, 5.875%, 6/24/2014	1,525,445
910,000		Rogers Communications, Inc., 5.50%, 3/15/2014	970,856
900,000		Rogers Communications, Inc., 6.80%, 8/15/2018	1,013,600
2,785,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	2,867,408
270,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	318,371
1,000,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	1,092,792
1,450,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	1,607,053
		TOTAL	17,089,982
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		Consumer Cyclical@0018Automotive – 1.4%
$910,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	930,030
2,500,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	2,728,762
870,000	[1,2]	Hyundai Capital Services, Inc., Note, (Series 144A), 6.00%, 5/5/2015	878,430
250,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	260,391
1,500,000	[1,2]	Nissan Motor Acceptance Corp., 4.625%, 3/8/2010	1,509,237
		TOTAL	6,306,850
		Consumer Cyclical@0018Entertainment – 1.1%
940,000		International Speedway Corp., 5.40%, 4/15/2014	949,850
2,730,000		Time Warner, Inc., 5.50%, 11/15/2011	2,921,112
1,000,000		Time Warner, Inc., Company Guarantee, 6.875%, 5/1/2012	1,101,011
		TOTAL	4,971,973
		Consumer Cyclical@0018Lodging – 0.1%
450,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	410,215
		Consumer Cyclical@0018Retailers – 2.2%
560,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	601,985
1,000,000		CVS Caremark Corp., Note, 6.60%, 3/15/2019	1,116,941
377,017	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	357,475
375,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	403,286
905,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	972,213
650,000		Costco Wholesale Corp., 5.30%, 3/15/2012	707,062
250,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	237,500
5,000,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 5.80%, 2/15/2018	5,627,208
		TOTAL	10,023,670
		Consumer Cyclical@0018Services – 0.5%
2,025,000		Boston University, 7.625%, 7/15/2097	2,303,563
		Consumer Non-Cyclical@0018Food/Beverage – 3.9%
1,800,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	2,060,757
1,500,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	1,754,764
380,000		Coca-Cola Enterprises, Inc., 4.25%, 3/1/2015	401,996
3,000,000		Diageo Capital PLC, Company Guarantee, 7.375%, 1/15/2014	3,502,672
5,000		Grand Metropolitan Investment Corp., Company Guarantee, 9.00%, 8/15/2011	5,643
335,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	365,614
4,000,000		Kraft Foods, Inc., 5.625%, 11/1/2011	4,275,677
1,300,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	1,378,728
240,000		PepsiCo, Inc., 4.65%, 2/15/2013	258,896
600,000	[1,2]	Ralcorp Holdings, Inc., Sr. Note, 6.625%, 8/15/2039	618,198
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$500,000		Sysco Corp., Sr. Note, 5.375%, 3/17/2019	545,118
505,000		Sysco Corp., Sr. Unsecd. Note, 4.20%, 2/12/2013	532,944
1,950,000		The Coca-Cola Co., 4.875%, 3/15/2019	2,065,082
		TOTAL	17,766,089
		Consumer Non-Cyclical@0018Health Care – 0.5%
760,000	[1,2]	CareFusion Corp., 6.375%, 8/1/2019	820,549
540,000		Covidien International Finance SA, 6.55%, 10/15/2037	631,061
160,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	186,925
820,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	871,375
		TOTAL	2,509,910
		Consumer Non-Cyclical@0018Pharmaceuticals – 1.3%
1,500,000		Eli Lilly & Co., 4.20%, 3/6/2014	1,596,201
3,700,000		Pfizer, Inc., Sr. Unsecd. Note, 6.20%, 3/15/2019	4,215,451
		TOTAL	5,811,652
		Consumer Non-Cyclical@0018Products – 0.3%
670,000		Philips Electronics NV, 4.625%, 3/11/2013	706,995
800,000		Whirlpool Corp., 5.50%, 3/1/2013	824,008
		TOTAL	1,531,003
		Consumer Non-Cyclical@0018Supermarkets – 0.3%
300,000		Kroger Co., Bond, 6.90%, 4/15/2038	350,097
1,000,000		Kroger Co., Note, 6.80%, 12/15/2018	1,142,331
		TOTAL	1,492,428
		Consumer Non-Cyclical@0018Tobacco – 0.7%
2,010,000		Altria Group, Inc., 9.25%, 8/6/2019	2,438,596
730,000		Philip Morris International, Inc., 5.65%, 5/16/2018	786,084
		TOTAL	3,224,680
		Energy@0018Independent – 1.9%
700,000		Anadarko Finance Co., 6.75%, 5/1/2011	746,750
1,500,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	1,590,339
1,000,000		Canadian Natural Resources Ltd., 6.70%, 7/15/2011	1,078,522
500,000		Devon Energy Corp., 6.30%, 1/15/2019	555,275
180,000		Devon Financing Corp., 6.875%, 9/30/2011	196,412
650,000		EOG Resources, Inc., Note, 5.625%, 6/1/2019	711,649
170,000		Pemex Project Funding Master, 5.75%, 12/15/2015	167,397
1,350,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	1,444,614
471,545	[1,2]	Tengizchevroil LLP, (Series 144A), 6.124%, 11/15/2014	471,545
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$1,000,000		XTO Energy, Inc., 6.375%, 6/15/2038	1,057,630
240,000		XTO Energy, Inc., 6.75%, 8/1/2037	265,775
355,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	386,522
		TOTAL	8,672,430
		Energy@0018Integrated – 1.0%
10,000		BP Amoco PLC, Deb., 9.125%, 3/1/2011	11,027
1,270,000		Hess Corp., 7.00%, 2/15/2014	1,430,930
200,000		Husky Energy, Inc., 5.90%, 6/15/2014	217,101
1,000,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	1,117,850
582,295	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	601,670
1,100,000	[1,2]	StatoilHydro ASA, 5.125%, 4/30/2014	1,204,376
		TOTAL	4,582,954
		Energy@0018Oil Field Services – 0.3%
700,000		Weatherford International Ltd., 6.00%, 3/15/2018	727,916
500,000		Weatherford International Ltd., 9.875%, 3/1/2039	661,937
		TOTAL	1,389,853
		Energy@0018Refining – 0.5%
1,260,000		Premcor Refining Group, Inc., 6.125%, 5/1/2011	1,330,370
400,000		Valero Energy Corp., 9.375%, 3/15/2019	475,108
500,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	498,952
		TOTAL	2,304,430
		Financial Institution@0018Banking – 22.2%
1,200,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	1,103,843
10,000,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	10,480,820
1,900,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	1,936,996
3,550,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	3,792,952
1,700,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	1,317,500
1,180,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	1,293,582
250,000		Capital One Bank, Sub., 8.80%, 7/15/2019	296,807
2,450,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	2,786,841
2,000,000		Chase Manhattan Corp., Sub. Note, 7.875%, 6/15/2010	2,087,428
1,740,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	1,809,975
1,093,000		Colonial BancGroup, Inc., Note, 6.375%, 12/1/2015	10,930
1,260,000	[1,2]	Commonwealth Bank of Australia, Sr. Unsecd. Note, (Series 144A), 3.75%, 10/15/2014	1,269,129
1,700,000		Credit Suisse (USA), Inc., Note, 6.50%, 1/15/2012	1,872,421
1,610,000		Credit Suisse (USA), Inc., Sr. Note, 5.50%, 8/16/2011	1,723,685
Semi-Annual Shareholder Report
11

$2,800,000		First Union Institutional Capital I, Bond, 8.04%, 12/1/2026	2,772,000
1,000,000		Goldman Sachs Group, Inc., 5.45%, 11/1/2012	1,079,802
9,000,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	9,842,256
4,510,000		Goldman Sachs Group, Inc., Bond, 5.15%, 1/15/2014	4,800,912
3,145,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2015	3,310,728
4,000,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 4/1/2014	4,184,735
2,000,000		HSBC Holdings PLC, Sub. Note, 5.25%, 12/12/2012	2,144,175
1,200,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,291,139
1,510,000		JPMorgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	1,617,651
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	1,101,174
7,400,000		JPMorgan Chase & Co., Sub. Note, 6.75%, 2/1/2011	7,859,096
1,040,000		M & T Bank Corp., 5.375%, 5/24/2012	1,081,645
1,165,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	923,812
2,000,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	1,998,175
1,000,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	1,044,630
1,500,000		Morgan Stanley, Sr. Unsecd. Note, 5.625%, 9/23/2019	1,514,467
1,400,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	1,445,577
610,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	657,000
4,810,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	5,220,150
250,000		Northern Trust Corp., 4.625%, 5/1/2014	269,052
610,000		Northern Trust Corp., Sr. Note, 5.30%, 8/29/2011	652,886
400,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	415,171
2,000,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	2,045,410
160,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	160,659
1,000,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	999,975
3,781,201	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	1,863,905
1,460,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	1,500,269
620,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	637,563
380,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	398,516
1,000,000		US Bancorp, Sr. Note, (Series MTN), 2.125%, 2/15/2013	994,197
1,500,000		Wachovia Bank N.A., 4.80%, 11/1/2014	1,539,558
870,000		Wachovia Corp., 5.75%, 2/1/2018	914,729
1,185,000		Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/1/2011	1,253,415
900,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	906,581
376,199	[1,2]	World Financial, Pass Thru Cert., (Series 96 WFP), 6.91%, 9/1/2013	366,971
1,230,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	961,517
		TOTAL	101,552,407
Semi-Annual Shareholder Report
12

		Financial Institution@0018Brokerage – 4.6%
$2,210,000		Blackrock, Inc., 6.25%, 9/15/2017	2,416,288
1,000,000	[1,2]	Cantor Fitzgerald LP, Bond, (Series 144A), 7.875%, 10/15/2019	1,001,611
1,000,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.95%, 6/1/2014	1,071,382
550,000		Eaton Vance Corp., 6.50%, 10/2/2017	587,115
3,000,000	[1,2]	FMR LLC, 4.75%, 3/1/2013	3,036,468
900,000	[1,2]	FMR LLC, Bond, 7.57%, 6/15/2029	1,022,446
760,000	[1,2]	FMR LLC, Note, (Series 144A), 7.49%, 6/15/2019	887,160
2,000,000	[1,2]	FMR LLC, Sr. Unsecd. Note, (Series 144A), 5.35%, 11/15/2021	1,996,690
2,550,000		Invesco Ltd., Note, 4.50%, 12/15/2009	2,558,241
320,000		Janus Capital Group, Inc., Sr. Note, 6.50%, 6/15/2012	318,588
885,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	842,192
2,140,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	2,332,192
700,000	[4,5]	Lehman Brothers Holdings, Inc., 5.75%, 5/17/2013	113,750
940,000	[4,5]	Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	152,750
390,000		Nuveen Investments, 5.00%, 9/15/2010	382,200
390,000		Nuveen Investments, 5.50%, 9/15/2015	273,000
1,790,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	1,958,939
		TOTAL	20,951,012
		Financial Institution@0018Finance Noncaptive – 9.4%
3,465,000		American Express Co., Sr. Unsecd. Note, 8.125%, 5/20/2019	4,161,741
4,000,000		American Express Credit Corp., 5.875%, 5/2/2013	4,298,212
2,200,000		American Express Credit Corp., Sr. Unsecd. Note, 5.125%, 8/25/2014	2,323,086
1,000,000		American General Finance Corp., 4.00%, 3/15/2011	859,069
1,000,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	970,625
6,000,000		Berkshire Hathaway, Inc., Company Guarantee, 5.00%, 8/15/2013	6,533,680
1,180,000		Capital One Capital IV, 6.745%, 2/17/2037	964,650
680,000		Capital One Capital V, 10.25%, 8/15/2039	778,025
6,000,000		General Electric Capital Corp., 4.80%, 5/1/2013	6,307,542
5,540,000		General Electric Capital Corp., 5.625%, 5/1/2018	5,757,325
2,500,000		General Electric Capital Corp., 6.875%, 1/10/2039	2,705,959
2,100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	1,669,500
660,000		HSBC Finance Corp., 4.75%, 4/15/2010	668,937
1,100,000		HSBC Finance Corp., 5.00%, 6/30/2015	1,149,828
500,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	240,000
2,535,000		International Lease Finance Corp., 4.875%, 9/1/2010	2,422,509
500,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	482,500
Semi-Annual Shareholder Report
13

$600,000	[1,2]	Macquarie Group Ltd., Note, (Series 144A), 7.625%, 8/13/2019	648,373
		TOTAL	42,941,561
		Financial Institution@0018Insurance@0018Health – 1.7%
300,000		Aetna US Healthcare, 5.75%, 6/15/2011	317,091
1,500,000		Anthem, Inc., 6.80%, 8/1/2012	1,650,421
555,000		CIGNA Corp., 6.35%, 3/15/2018	546,271
1,000,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	1,062,109
3,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.50%, 11/15/2012	3,185,668
1,000,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	1,135,159
		TOTAL	7,896,719
		Financial Institution@0018Insurance@0018Life – 3.2%
1,360,000	[1,2]	AXA Equitable Life Insurance Co., Sub., 7.70%, 12/1/2015	1,495,059
1,790,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 6/1/2039	2,205,634
1,640,000		MetLife, Inc., 6.75%, 6/1/2016	1,832,189
280,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2069	341,301
2,000,000	[1,2]	New York Life Insurance Co., Sub. Note, 6.75%, 11/15/2039	2,012,721
735,000	[1,2]	Pacific Life Global Funding, Note, 5.15%, 4/15/2013	771,980
1,140,000		Prudential Financial, Inc., 5.15%, 1/15/2013	1,195,343
400,000		Prudential Financial, Inc., 6.625%, 12/1/2037	406,432
380,000		Prudential Financial, Inc., Sr. Note, 7.375%, 6/15/2019	426,632
3,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.75%, 9/17/2015	2,997,842
1,150,000	[1]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	1,076,622
		TOTAL	14,761,755
		Financial Institution@0018Insurance@0018P&C – 2.1%
630,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	684,967
940,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	1,007,684
690,000		CNA Financial Corp., 6.50%, 8/15/2016	660,213
475,000		CNA Financial Corp., Note, 6.00%, 8/15/2011	485,782
190,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	207,320
630,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	620,259
1,400,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	1,326,731
750,000		Loews Corp., Deb., 8.875%, 4/15/2011	804,907
650,000	[1,2]	Nationwide Mutual Insurance Co., Note, (Series 144A), 9.375%, 8/15/2039	676,343
720,000	[1,2]	TIAA Global Markets, Inc., 4.95%, 7/15/2013	763,619
350,000		The Travelers Cos., Inc., Bond, 6.25%, 3/15/2067	316,387
200,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	220,656
Semi-Annual Shareholder Report
14

$2,000,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,795,000
		TOTAL	9,569,868
		Financial Institution@0018REITs – 2.6%
300,000		AMB Property LP, 6.30%, 6/1/2013	302,046
950,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, (Series MTN), 5.70%, 3/15/2017	976,323
2,000,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	2,019,214
430,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	385,326
425,000		Liberty Property LP, 6.625%, 10/1/2017	419,099
1,220,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	1,120,718
860,000		Prologis, Note, 5.25%, 11/15/2010	860,825
660,000		Prologis, Sr. Note, 5.50%, 4/1/2012	669,237
1,310,000		Prologis, Sr. Note, 7.625%, 8/15/2014	1,390,936
400,000		Simon Property Group LP, 6.125%, 5/30/2018	415,487
1,990,000		Simon Property Group LP, 6.75%, 5/15/2014	2,164,331
1,300,000		Simon Property Group, Inc., Note, 4.875%, 8/15/2010	1,331,354
		TOTAL	12,054,896
		Municipal Services – 0.2%
560,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	400,014
970,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	696,285
		TOTAL	1,096,299
		Oil & Gas – 1.1%
5,000,000	[1,2]	Petroleos Mexicanos, 4.875%, 3/15/2015	4,980,615
		Sovereign – 0.5%
2,100,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	2,221,183
		Technology – 2.8%
350,000		BMC Software, Inc., 7.25%, 6/1/2018	381,389
375,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	411,564
550,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	581,413
1,650,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,856,130
1,600,000		Harris Corp., 5.95%, 12/1/2017	1,727,366
680,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	736,845
4,160,000		IBM Corp., Sr. Note, 5.70%, 9/14/2017	4,620,729
520,000		Intuit, Inc., Sr. Note, 5.40%, 3/15/2012	550,781
580,000		KLA-Tencor Corp., 6.90%, 5/1/2018	608,463
970,000		Oracle Corp., 6.50%, 4/15/2038	1,113,834
		TOTAL	12,588,514
Semi-Annual Shareholder Report
15

		Transportation@0018Airlines – 0.2%
$500,000		Southwest Airlines Co., 6.50%, 3/1/2012	526,076
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	402,845
		TOTAL	928,921
		Transportation@0018Railroads – 0.4%
250,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	265,076
651,957		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	770,263
300,000	[1,2]	Norfolk Southern Corp., 5.75%, 1/15/2016	323,572
230,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	245,163
30,000		Union Pacific Corp., 4.875%, 1/15/2015	31,519
		TOTAL	1,635,593
		Transportation@0018Services – 0.3%
835,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	862,149
315,000		Ryder System, Inc., 5.95%, 5/2/2011	329,307
		TOTAL	1,191,456
		Utility@0018Electric – 5.6%
1,250,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	1,507,883
450,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	428,084
1,470,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	1,590,976
420,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	449,398
830,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	962,114
3,000,000		Dominion Resources, Inc., 8.875%, 1/15/2019	3,797,212
160,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	185,768
770,000	[1,2]	Electricite De France, 5.50%, 1/26/2014	847,304
1,050,000	[1,2]	Enel Finance International SA, Company Guarantee, (Series 144A), 3.875%, 10/7/2014	1,065,164
1,500,000		Enersis S.A., Note, 7.40%, 12/1/2016	1,688,925
390,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	474,907
2,050,000	[1,2]	FirstEnergy Solutions Corp., Company Guarantee, (Series 144A), 6.05%, 8/15/2021	2,129,304
280,000	[1,2]	FirstEnergy Solutions Corp., (Series 144A), 4.80%, 2/15/2015	291,343
991,667	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	1,057,176
665,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, 6.25%, 6/17/2014	714,830
1,500,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	1,572,555
375,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	396,597
730,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	793,056
Semi-Annual Shareholder Report
16

$1,830,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	2,432,906
535,000	PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	514,369
620,000	PSI Energy, Inc., Bond, 6.05%, 6/15/2016	685,238
810,000	Progress Energy, Inc., 7.05%, 3/15/2019	936,201
740,000	Union Electric Co., 6.00%, 4/1/2018	798,041
130,000	Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	142,520
	TOTAL	25,461,871
	Utility@0018Natural Gas Distributor – 0.9%
510,000	Atmos Energy Corp., 5.125%, 1/15/2013	537,020
250,000	Atmos Energy Corp., 8.50%, 3/15/2019	310,498
1,000,000	Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,013,589
2,000,000	Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	2,204,742
	TOTAL	4,065,849
	Utility@0018Natural Gas Pipelines – 1.7%
740,000	Consolidated Natural Gas Co., 5.00%, 12/1/2014	789,734
965,000	Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,048,267
890,000	Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	950,638
170,000	Enterprise Products Operating LLC, 4.60%, 8/1/2012	177,152
2,050,000	Enterprise Products Operating LLC, Company Guarantee, 9.75%, 1/31/2014	2,475,391
1,400,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,312,485
730,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	815,585
	TOTAL	7,569,252
	TOTAL CORPORATE BONDS (IDENTIFIED COST $415,895,328)	433,019,380
	Governments/Agencies – 1.5%
	Sovereign – 1.5%
2,500,000	Brazil, Government of, Sr. Unsecd. Note, 6.00%, 1/17/2017	2,656,250
3,000,000	Mexico, Government of, Note, 5.625%, 1/15/2017	3,093,288
1,000,000	Sweden, Government of, 10.25%, 11/1/2015	1,086,363
	TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $6,260,712)	6,835,901
Semi-Annual Shareholder Report
17

		Mutual Fund – 3.5%
16,073,451	[6,7]	Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	16,073,451
		TOTAL INVESTMENTS — 99.8% (IDENTIFIED COST $438,282,397)[8]	455,970,018
		OTHER ASSETS AND LIABILITIES - NET — 0.2%[9]	1,055,679
		TOTAL NET ASSETS — 100%	$457,025,697
  At October 31, 2009, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
4U.S Treasury Notes 10-Year Short Futures	320	$37,955,000	December 2009	$(186,371)
  Unrealized Depreciation on Futures Contracts is included in “Other Assets andLiabilities — Net.”
  Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
18

    The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Security	$ —	$41,286	$ —	$41,286
Corporate Bonds	—	433,019,380	—	433,019,380
Governments/Agencies	—	6,835,901	—	6,835,901
Mutual Fund	16,073,451	—	—	16,073,451
TOTAL SECURITIES	$16,073,451	$439,896,567	$ —	$455,970,018
OTHER FINANCIAL INSTRUMENTS*	$(186,371)	$ —	$ —	$(186,371)
*	Other financial instruments include futures contracts.
    The following acronyms are used throughout this portfolio:
MTN	— Medium Term Note
REITs	— Real Estate Investment Trusts
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  19

  Statement of Assets and Liabilities

  October 31, 2009 (unaudited)

Assets:
Total investments in securities, at value including $16,073,451 of investments in an affiliated issuer (Note 5) (identified cost $438,282,397)		$455,970,018
Cash		28,188
Restricted cash		576,000
Income receivable		6,978,883
Receivable for investments sold		852,419
Receivable for shares sold		330,291
Prepaid expenses		41,039
TOTAL ASSETS		464,776,838
Liabilities:
Payable for investments purchased	$6,587,990
Payable for shares redeemed	486,268
Payable for daily variation margin	285,000
Income distribution payable	337,601
Payable for Directors'/Trustees' fees	117
Payable for shareholder services fee (Note 5)	54,165
TOTAL LIABILITIES		7,751,141
Net assets for 46,596,501 shares outstanding		$457,025,697
Net Assets Consist of:
Paid-in capital		$446,113,294
Net unrealized appreciation of investments and futures contracts		17,501,250
Accumulated net realized loss on investments and futures contracts		(6,550,653)
Distributions in excess of net investment income		(38,194)
TOTAL NET ASSETS		$457,025,697
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$273,574,931 ÷ 27,892,332 shares outstanding, no par value, unlimited shares authorized		$9.81
Institutional Service Shares:
$183,450,766 ÷ 18,704,169 shares outstanding, no par value, unlimited shares authorized		$9.81
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  20

  Statement of Operations

  Six Months Ended October 31, 2009 (unaudited)

Investment Income:
Interest		$10,387,466
Dividends received from an affiliated issuer (Note 5)		81,457
TOTAL INCOME		10,468,923
Expenses:
Investment adviser fee (Note 5)	$965,610
Administrative personnel and services fee (Note 5)	149,776
Custodian fees	8,963
Transfer and dividend disbursing agent fees and expenses	152,398
Directors'/Trustees' fees	1,194
Auditing fees	11,846
Legal fees	6,293
Portfolio accounting fees	60,091
Distribution services fee — Institutional Service Shares (Note 5)	199,015
Shareholder services fee — Institutional Shares (Note 5)	58,709
Shareholder services fee — Institutional Service Shares (Note 5)	198,101
Account administration fee — Institutional Shares	2,015
Account administration fee — Institutional Service Shares	789
Share registration costs	22,431
Printing and postage	11,752
Insurance premiums	2,419
Miscellaneous	1,712
TOTAL EXPENSES	1,853,114
  Semi-Annual Shareholder Report
  21

  Statement of Operations — continued
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(300,729)
Waiver of administrative personnel and services fee	(2,810)
Waiver of distribution services fee — Institutional Service Shares	(199,015)
Reimbursement of shareholder services fee — Institutional Shares	(58,709)
Reimbursement of shareholder services fee — Institutional Service Shares	(2,134)
Reimbursement of account administration fee — Institutional Shares	(2,015)
TOTAL WAIVERS AND REIMBURSEMENTS		$(565,412)
Net expenses			$1,287,702
Net investment income			9,181,221
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(837,472)
Net change in unrealized depreciation of investments			35,753,980
Net change in unrealized depreciation of futures contracts			(186,371)
Net realized and unrealized gain on investments and futures contracts			34,730,137
Change in net assets resulting from operations			$43,911,358
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  22

  Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2009	Year Ended 4/30/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,181,221	$11,296,916
Net realized loss on investments and futures contracts	(837,472)	(2,297,556)
Net change in unrealized appreciation/depreciation of investments and futures contracts	35,567,609	(17,079,373)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	43,911,358	(8,080,013)
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,541,518)	(9,310,689)
Institutional Service Shares	(3,685,402)	(2,020,298)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,226,920)	(11,330,987)
Share Transactions:
Proceeds from sale of shares	157,488,385	211,384,595
Net asset value of shares issued to shareholders in payment of distributions declared	7,282,762	7,757,286
Cost of shares redeemed	(56,858,092)	(90,344,102)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	107,913,055	128,797,779
Change in net assets	142,597,493	109,386,779
Net Assets:
Beginning of period	314,428,204	205,041,425
End of period (including undistributed (distributions in excess of) net investment income of $(38,194) and $7,505, respectively)	$457,025,697	$314,428,204
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  23

  Notes to Financial Statements

  October 31, 2009 (unaudited)

  1. ORGANIZATION

  Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Intermediate Corporate Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.

  2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
    Shares of other mutual funds are valued based upon their reported NAVs.
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury Semi-Annual Shareholder Report
  24

  and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Repurchase Agreements

  It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

  With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities Semi-Annual Shareholder Report
  25

  may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

  The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

  Investment Income, Gains and Losses, Expenses and Distributions

  Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

  Premium and Discount Amortization/Paydown Gains and Losses

  All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

  Federal Taxes

  It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended October 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

  When-Issued and Delayed Delivery Transactions

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

  Semi-Annual Shareholder Report
  26

  Futures Contracts

  The Fund may purchase and sell financial futures contracts to manage duration and cash flow, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

  Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

  Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	—	$ —	Payable for daily variation margin	$186,371*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

  The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended October 31, 2009

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(186,371)

  Restricted Securities

  Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be Semi-Annual Shareholder Report
  27

  liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

  Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at October 31, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	3/31/1999	$1,138,408	$1,076,622

  Other

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  3. SHARES OF BENEFICIAL INTEREST

  The following tables summarize share activity:

	Six Months Ended 10/31/2009		Year Ended 4/30/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,418,772	$99,134,411	10,820,448	$98,026,083
Shares issued to shareholders in payment of distributions declared	396,303	3,790,177	652,467	5,954,763
Shares redeemed	(3,769,435)	(35,800,239)	(8,303,391)	(75,739,110)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	7,045,640	$67,124,349	3,169,524	$28,241,736
	Six Months Ended 10/31/2009		Year Ended 4/30/2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	6,194,384	$58,353,974	12,977,713	$113,358,512
Shares issued to shareholders in payment of distributions declared	365,318	3,492,585	199,667	1,802,523
Shares redeemed	(2,223,767)	(21,057,853)	(1,616,108)	(14,604,992)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	4,335,935	$40,788,706	11,561,272	$100,556,043
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	11,381,575	$107,913,055	14,730,796	$128,797,779
  Semi-Annual Shareholder Report
  28

  4. FEDERAL TAX INFORMATION

  At October 31, 2009, the cost of investments for federal tax purposes was $438,282,397. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $17,687,621. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $26,075,135 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,387,514.

  At April 30, 2009, the Fund had a capital loss carryforward of $4,429,730 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2011	$1,106,184
2014	$969,172
2015	$1,597,114
2017	$757,260

  5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  Investment Adviser Fee

  Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2009, the Adviser voluntarily waived $283,426 of its fee.

  Administrative Fee

  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $2,810 of its fee.

  Semi-Annual Shareholder Report
  29

  Distribution Services Fee

  The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2009, FSC voluntarily waived its entire fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.

  Shareholder Services Fee

  The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees and account administration fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended October 31, 2009, FSSC voluntarily reimbursed $60,843 of shareholder services fees. For the six months ended October 31, 2009, FSSC did not receive any fees paid by the Fund. In addition, FSSC voluntarily reimbursed $2,015 of account administration fees.

  Expense Limitation

  The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Institutional Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.56% and 0.81%, respectively through the later of (the “Termination Date”): (a) June 30, 2010 or (b) the date of the Fund's next effective prospectus. While the Adviser and its affiliates currently do not anticipate terminating these arrangements prior to the Termination Date, these arrangements may only be terminated prior to the Termination Date with the agreement of the Fund's Board of Trustees.

  General

  Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

  Semi-Annual Shareholder Report
  30

  Transactions with Affiliated Companies

  Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended October 31, 2009, the Adviser reimbursed $17,303. Transactions with the affiliated company during the six months ended October 31, 2009 were as follows:

Affiliate	Balance of Shares Held 4/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	24,612,295	134,761,053	143,299,897	16,073,451	$16,073,451	$81,457

  6. Investment TRANSACTIONS

  Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended October 31, 2009, were as follows:

Purchases	$164,977,106
Sales	$32,762,105

  7. LINE OF CREDIT

  The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2009, there were no outstanding loans. During the six months ended October 31, 2009, the Fund did not utilize the LOC.

  8. INTERFUND LENDING

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2009, there were no outstanding loans. During the six months ended October 31, 2009, the program was not utilized.

  9. Legal Proceedings

  Since October 2003, Federated Investors, Inc. and related entities (collectively, Federated) and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General Semi-Annual Shareholder Report
  31

  (NYAG) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

  10. Subsequent events

  Management has evaluated subsequent events through December 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

  Semi-Annual Shareholder Report
  32

  Evaluation and Approval of Advisory Contract - May 2009

  Federated Intermediate Corporate Bond Fund (the “Fund”)

  The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

  In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

  During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

  Semi-Annual Shareholder Report
  33

  The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
  34

  with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

  The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

  The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

  The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report
  35

  reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

  Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

  The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

  The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

  It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

  The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report
  36

  circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

  In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

  The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

  Semi-Annual Shareholder Report
  37

  Voting Proxies on Fund Portfolio Securities

  A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

  Quarterly Portfolio Schedule

  The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

  Semi-Annual Shareholder Report
  38

  Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

  This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

  IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400. Semi-Annual Shareholder Report
  39

  Federated Securities Corp., Distributor

  Cusip 31420C407
  Cusip 31420C506

  G00715-01 (12/09)

  Federated is a registered mark of Federated Investors, Inc.
  2009 Federated Investors, Inc.

  Federated Short-Term Income Fund

  Established 2004

  A Portfolio of Federated Income Securities Trust

  SEMI-ANNUAL SHAREHOLDER REPORT

  October 31, 2009

  Class A Shares

  FINANCIAL HIGHLIGHTS
  SHAREHOLDER EXPENSE EXAMPLE
  PORTFOLIO OF INVESTMENTS SUMMARY TABLE
  PORTFOLIO OF INVESTMENTS
  STATEMENT OF ASSETS AND LIABILITIES
  STATEMENT OF OPERATIONS
  STATEMENT OF CHANGES IN NET ASSETS
  NOTES TO FINANCIAL STATEMENTS
  EVALUATION AND APPROVAL OF ADVISORY CONTRACT
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES
  QUARTERLY PORTFOLIO SCHEDULE

  Financial Highlights - Class A Shares

  (For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 10/31/2009	Year Ended April 30,				Period Ended 4/30/2005[1]
		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$8.11	$8.29	$8.41	$8.32	$8.39	$8.47
Income From Investment Operations:
Net investment income	0.11	0.28	0.33	0.32	0.25	0.15
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.37	(0.17)	(0.12)	0.09	(0.07)	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.48	0.11	0.21	0.41	0.18	0.07
Less Distributions:
Distributions from net investment income	(0.11)	(0.29)	(0.33)	(0.32)	(0.25)	(0.15)
Net Asset Value, End of Period	$8.48	$8.11	$8.29	$8.41	$8.32	$8.39
Total Return[2]	5.91%	1.40%	2.53%	5.06%	2.17%	0.84%
Ratios to Average Net Assets:
Net expenses	1.09%[3]	1.09%	1.09%	1.09%	1.08%	1.09%[3]
Net investment income	2.67%[3]	3.50%	3.94%	3.82%	2.99%	2.68%[3]
Expense waiver/reimbursement[4]	0.26%[3]	0.34%	0.35%	0.33%	0.32%	0.28%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$52,289	$45,999	$45,005	$52,511	$68,898	$106,051
Portfolio turnover	16%	53%	45%	28%	43%	30%[5]
1	Reflects operations for the period from August 26, 2004 (date of initial public investment) to April 30, 2005.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended April 30, 2005.
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  1

  Shareholder Expense Example (unaudited)

  As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

  ACTUAL EXPENSES

  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Semi-Annual Shareholder Report
  2

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2009	Ending Account Value 10/31/2009	Expenses Paid During Period[1]
Actual	$1,000	$1,059.10	$5.66
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.71	$5.55
1	Expenses are equal to the Fund's Class A Shares annualized net expense ratio of 1.09%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
  Semi-Annual Shareholder Report
  3

  Portfolio of Investments Summary Table (unaudited)

  At October 31, 2009, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	34.8%
Asset-Backed Securities	30.8%
Mortgage-Backed Securities[3]	13.7%
U.S. Treasury and Agency Securities[4]	7.0%
Derivative Contracts[5,6]	(0.0)%
Cash Equivalents[7]	13.9%
Other Assets and Liabilities — Net[8]	(0.2)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.
4	For purposes of this table, U.S. Treasury and Agency Securities does not include mortgage-backed securities guaranteed by GSEs.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
6	Represents less than 0.1%.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
  Semi-Annual Shareholder Report
  4

  Portfolio of Investments

  October 31, 2009 (unaudited)

Principal Amount or Shares			Value
		Adjustable Rate Mortgages – 1.9%
		Federal Home Loan Mortgage Corporation – 0.4%
$31,811	[1]	FHLMC ARM 390260, 3.161%, 10/01/2030	32,598
163,791	[1]	FHLMC ARM 420173, 5.750%, 4/01/2030	170,445
12,088	[1]	FHLMC ARM 420196, 5.312%, 11/01/2030	12,579
48,209	[1]	FHLMC ARM 606116, 30 Year, 3.611%, 9/1/2019	49,083
1,261,037	[1]	FHLMC ARM 780443, 3.599%, 3/01/2033	1,291,580
55,662	[1]	FHLMC ARM 785167, 2.945%, 12/01/2018	56,655
		TOTAL	1,612,940
		Federal National Mortgage Association – 1.5%
59,243	[1]	FNMA ARM 316302, 6.825%, 11/01/2018	61,649
1,136,172	[1]	FNMA ARM 544843, 3.215%, 10/01/2027	1,179,053
718,965	[1]	FNMA ARM 544852, 3.298%, 4/01/2028	746,766
780,946	[1]	FNMA ARM 544884, 3.277%, 5/01/2034	811,548
1,437,006	[1]	FNMA ARM 556379, 2.158%, 5/01/2040	1,445,999
373,455	[1]	FNMA ARM 556388, 2.158%, 5/01/2040	375,786
2,242,584	[1]	FNMA ARM 618128, 2.723%, 8/01/2033	2,301,628
		TOTAL	6,922,429
		Government National Mortgage Association – 0.0%
25,542	[1]	GNMA ARM 8902, 30 Year, 4.375%, 1/20/2022	26,521
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $8,442,409)	8,561,890
		Asset-Backed Securities – 30.8%
		Auto Receivables – 15.9%
3,024,263	[1]	Americredit Automobile Receivables Trust 2005-BM, Class A4, 0.324%, 5/6/2012	2,983,824
2,472,504		Americredit Automobile Receivables Trust 2005-CF, Class A4, 4.63%, 6/6/2012	2,504,097
4,000,000	[1]	Americredit Automobile Receivables Trust 2007-AX, Class A4, 0.284%, 10/6/2013	3,900,047
345,470		Americredit Automobile Receivables Trust 2007-BF, Class A3A, 5.160%, 4/6/2012	349,328
3,250,000	[1]	Americredit Automobile Receivables Trust 2007-CM, Class A4B, 0.324%, 4/7/2014	3,100,178
1,650,000		Americredit Prime Automobile Receivables Trust 2007-1, Class B, 5.35%, 9/9/2013	1,704,670
1,779,000		Americredit Prime Automobile Receivables Trust 2009-1, Class C, 1.00%, 7/17/2017	1,778,622
  Semi-Annual Shareholder Report
  5

$2,000,000	[1,2,3]	BMW Floorplan Master Owner Trust 2009-1, Class A, 1.394%, 9/15/2014	2,005,199
4,000,000		BMW Vehicle Lease Trust 2009-1, Class A3, 2.91%, 3/15/2012	4,085,540
1,967,970		Capital One Auto Finance Trust 2005-C, Class A4A, 4.71%, 6/15/2012	2,006,934
2,459,962	[1]	Capital One Auto Finance Trust 2005-C, Class A4B, 0.285%, 6/15/2012	2,443,523
1,327,002	[1]	Capital One Auto Finance Trust 2006-A, Class A4, 0.255%, 12/15/2012	1,312,887
2,409,947		Capital One Auto Finance Trust 2007-B, Class A3A, 5.03%, 4/15/2012	2,425,255
3,030,164	[1]	Capital One Auto Finance Trust 2007-C, Class A3B, 0.755%, 4/16/2012	3,028,280
3,750,000	[2,3]	CitiFinancial Auto Issuance Trust 2009-1, Class A3, 2.59%, 10/15/2013	3,738,252
107,882	[1]	Fifth Third Auto Trust 2008-1, Class A2B, 1.495%, 2/15/2011	107,991
66,329		Harley-Davidson Motorcycle Trust 2006-3, Class A3, 5.24%, 1/15/2012	66,641
1,400,000		Harley-Davidson Motorcycle Trust 2006-3, Class A4, 5.22%, 6/15/2013	1,443,844
2,000,000		Harley-Davidson Motorcycle Trust 2006-3, Class B, 5.43%, 11/15/2014	2,034,812
688,558	[1]	Harley-Davidson Motorcycle Trust 2007-3, Class A3, 0.595%, 6/15/2012	684,106
2,750,000	[1]	Harley-Davidson Motorcycle Trust 2009-2, Class A3, 2.62%, 3/15/2014	2,799,104
364,455		Household Automotive Trust 2007-1, Class A3, 5.30%, 11/17/2011	370,961
2,750,000	[1,2,3]	Huntington Auto Trust 2008-1, Class A3B, 1.745%, 4/16/2012	2,774,625
308,706		Hyundai Auto Receivables Trust 2006-A, Class C, 5.34%, 11/15/2012	309,809
3,000,000		Hyundai Auto Receivables Trust 2006-B, Class A4, 5.15%, 5/15/2013	3,144,092
683,047		Hyundai Auto Receivables Trust 2006-B, Class B, 5.19%, 5/15/2013	709,579
804,820		Hyundai Auto Receivables Trust 2006-B, Class C, 5.25%, 5/15/2013	817,395
835,631		Hyundai Auto Receivables Trust 2008-A, Class A2, 4.16%, 5/16/2011	841,725
905,040		Long Beach Auto Receivables Trust 2005-A, Class A4, 4.25%, 4/15/2012	893,291
1,150,000		Mercedes-Benz Auto Receivables 2009-1, Class A3, 1.67%, 1/15/2014	1,151,182
473,962		Navistar Financial Corp. Owner Trust 2005-A, Class A4, 4.43%, 1/15/2014	476,533
2,500,000		Nissan Auto Lease Trust 2009-A, Class A3, 2.92%, 12/15/2011	2,553,812
799,124		Nissan Auto Receivables Owner Trust 2008-A, Class A3, 3.89%, 8/15/2011	810,425
2,750,000		USAA Auto Owner Trust 2008-2, Class A3, 4.64%, 10/15/2012	2,829,620
1,000,000		USAA Auto Owner Trust 2009-1, Class A3, 3.02%, 6/17/2013	1,025,966
2,000,000		USAA Auto Owner Trust 2009-1, Class A4, 4.77%, 9/15/2014	2,118,382
  Semi-Annual Shareholder Report
  6

$1,000,000		Volkswagen Auto Loan Enhanced Trust 2008-1, Class A3, 4.50%, 7/20/2012	1,022,790
1,500,000	[2,3]	Wachovia Auto Loan Owner Trust 2006-1, Class B, 5.15%, 7/20/2012	1,508,942
62,330		Wachovia Auto Loan Owner Trust 2008-1, Class A2A, 4.04%, 3/21/2011	62,490
124,660	[1]	Wachovia Auto Loan Owner Trust 2008-1, Class A2B, 1.095%, 3/21/2011	124,773
1,198,041		World Omni Automobile Receivables Trust 2007-B, Class A3A, 5.28%, 1/17/2012	1,230,676
2,000,000	[1]	World Omni Automobile Receivables Trust 2008-A, Class A3B, 1.545%, 10/15/2012	2,024,943
		TOTAL	71,305,145
		Credit Card – 10.8%
1,250,000	[1]	American Express Credit Account Master Trust 2005-5A, Class A, 0.285%, 2/15/2013	1,248,540
3,750,000	[1,2,3]	American Express Credit Account Master Trust 2006-B, Class B, 0.395%, 8/15/2013	3,648,200
1,500,000	[1]	American Express Credit Account Master Trust 2007-6, Class B, 0.345%, 1/15/2013	1,487,242
2,000,000	[1,2,3]	American Express Credit Account Master Trust 2007-6, Class C, 0.525%, 1/15/2013	1,968,285
1,800,000	[1]	American Express Credit Account Master Trust 2008-3 A, Class A, 1.195%, 8/15/2012	1,803,136
1,000,000	[1]	American Express Credit Account Master Trust, Class B, 0.365%, 10/15/2012	992,017
1,000,000	[1]	American Express Issuance Trust 2007-1 A, Class A, 0.445%, 9/15/2011	998,786
2,000,000		Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014	2,166,074
4,750,000	[1]	Bank of America Credit Card Trust 2007-B1, Class B1, 0.325%, 6/15/2012	4,730,426
1,000,000	[1]	Bank of America Credit Card Trust 2007-C1, Class C1, 0.535%, 6/15/2014	930,976
2,000,000		Bank of America Credit Card Trust 2008-A9, Class A9, 4.07%, 7/16/2012	2,020,095
2,000,000		Capital One Multi-Asset Execution Trust 2003-B5, Class B5, 4.79%, 8/15/2013	2,028,048
2,000,000		Capital One Multi-Asset Execution Trust 2007-B3, Class B3, 5.05%, 3/15/2013	2,027,145
460,000		Capital One Multi-Asset Execution Trust 2007-B5, Class B5, 5.40%, 5/15/2013	468,487
1,500,000	[1]	Chase Issuance Trust 2005-C1, Class C1, 0.615%, 11/15/2012	1,481,309
3,500,000	[1]	Chase Issuance Trust 2006-B2, Class B, 0.345%, 10/15/2012	3,457,438
  Semi-Annual Shareholder Report
  7

$2,196,000		Citibank Credit Card Issuance Trust 2001-A4, Class A4, 5.375%, 4/10/2013	3,314,972
700,000	[1]	Citibank Credit Card Issuance Trust 2007-B1, Class B1, 0.362%, 4/2/2012	694,796
1,560,000		Citibank Credit Card Issuance Trust 2007-B2, Class B2, 5.00%, 4/2/2012	1,577,059
2,500,000	[1]	Citibank Credit Card Issuance Trust 2007-B5, Class B5, 0.864%, 11/7/2014	2,402,213
2,427,000		Citibank Credit Card Issuance Trust 2007-B6, Class B6, 5.00%, 11/8/2012	2,479,587
3,000,000	[1]	National City Credit Card Master Trust 2005-1, Class A, 0.295%, 8/15/2012	2,980,908
1,000,000	[1]	National City Credit Card Master Trust 2005-1, Class B, 0.435%, 8/15/2012	982,779
1,000,000	[1]	National City Credit Card Master Trust 2006-1, Class A, 0.285%, 3/15/2013	983,670
1,500,000	[1]	National City Credit Card Master Trust 2008-3, Class A, 2.045%, 5/15/2013	1,501,440
		TOTAL	48,373,628
		Equipment Lease – 0.4%
1,000,000	[1]	CNH Equipment Trust 2008-B, Class A4B, 2.145%, 12/15/2014	1,001,210
829,900	[1,2]	Green Tree Recreational Equipment & Consumer Trust (Series 2008-REC1), Class A1, 9.50%, 3/25/2025	800,853
168,340		John Deere Owner Trust 2007-A, Class A3, 5.04%, 7/15/2011	169,165
		TOTAL	1,971,228
		Home Equity Loan – 3.6%
52,930	[1,2]	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	41,286
1,440,000	[1]	Asset-Backed Funding Certificate 2005-OPT1, Class A2C, 0.604%, 7/25/2035	1,004,444
1,235,288	[1]	Asset-Backed Funding Certificates 2006-OPT1, Class A3B, 0.334%, 9/25/2036	1,126,728
20,595	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 0.725%, 1/15/2028	13,765
1,039,949	[1]	Fifth Third Home Equity Loan Trust 2003-1, Class A, 0.495%, 9/20/2023	541,827
127,048	[1]	First Franklin Mortgage Loan Asset Backed Certificates 2005-FF12, Class A2B, 0.504%, 11/25/2036	96,535
2,470,290		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	1,251,836
1,000,000	[1]	Morgan Stanley ABS Capital I 2004-OP1, Class M3, 0.924%, 11/25/2034	604,583
917,410	[1]	Morgan Stanley Capital Inc. 2006-NC4, Class A2B, 0.334%, 6/25/2036	859,449
  Semi-Annual Shareholder Report
  8

$328,248	[1,2,4]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	31,594
349,845		New Century Home Equity Loan Trust 2003-5, Class AI4, 4.76%, 11/25/2033	332,836
1,567,350	[1]	Opteum Mortgage Acceptance Corp. 2005-5, Class 2A1B, 5.64%, 12/25/2035	1,402,924
524,661	[1]	Popular ABS Mortgage Pass-Through Trust 2005-3, Class AF3, 4.437%, 7/25/2035	508,057
206,577	[1,2,3]	Quest Trust 2004 — X1, Class A, 0.574%, 3/25/2034	147,277
171,566	[1]	Saxon Asset Securities Trust 2006-2, Class A3B, 0.334%, 9/25/2036	167,904
935,224	[1]	Structured Asset Securities Corp. 2005-4XS, Class 1A2B, 4.67%, 3/25/2035	927,045
2,399,702	[1]	Structured Asset Securities Corp. 2006-WF1, Class A4, 0.414%, 2/25/2036	2,199,140
1,519,279	[2,4],5	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	0
4,987,216	[1]	Wells Fargo Home Equity Trust, 2006-1, Class A3, 0.394%, 5/25/2036	4,640,447
		TOTAL	15,897,677
		Manufactured Housing – 0.1%
668,362		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	632,439
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $139,389,140)	138,180,117
		Collateralized Mortgage Obligations – 8.5%
		Commercial Mortgage – 1.2%
1,832,538		Banc of America Commercial Mortgage, Inc. 2004-6, 4.161%, 12/10/2042	1,834,019
876,771		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A1, 5.171%, 11/15/2044	896,204
1,070,474		First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 0.99%, 4/18/2029	44,840
2,500,000	[1]	Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.649%, 6/13/2042	2,505,445
		TOTAL	5,280,508
		Fannie Mae – 1.3%
3,405,821	[1]	Fannie Mae REMIC 2009-69 F, 1.094%, 4/25/2037	3,402,319
2,416,765	[1]	Fannie Mae, Class FB, 0.744%, 8/25/2039	2,378,498
		TOTAL	5,780,817
		Federal Home Loan Mortgage Corporation – 2.5%
4,662		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	4,915
79,822		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.00%, 10/15/2013	84,306
  Semi-Annual Shareholder Report
  9

$109,989		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	114,836
126,741		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	136,123
128,293		Federal Home Loan Mortgage Corp. REMIC 2345 PQ, 6.50%, 8/15/2016	137,838
114,938		Federal Home Loan Mortgage Corp. REMIC 2508 EG, 4.50%, 6/15/2017	116,470
1,300,061	[1]	Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.595%, 2/15/2018	1,303,690
260,511		Federal Home Loan Mortgage Corp. REMIC 2632 A, 4.00%, 1/15/2018	269,330
306,300		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	308,487
286,994		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	293,599
72,348		Federal Home Loan Mortgage Corp. REMIC 2695 DB, 4.00%, 9/15/2015	73,367
361,352		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	382,583
1,171,688	[1]	Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.705%, 2/15/2034	1,155,961
2,872,416	[1]	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 0.995%, 7/15/2036	2,855,998
3,828,232	[1]	Federal Home Loan Mortgage Corp. REMIC 3556 FA, 1.155%, 7/15/2037	3,835,213
260,128	[1]	Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.50%, 9/25/2043	276,400
		TOTAL	11,349,116
		Federal National Mortgage Association – 2.2%
230,965		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	263,303
4,884		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	5,423
119,941		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	130,870
114,515	[1]	Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 7/25/2023	123,081
8,007	[1]	Federal National Mortgage Association REMIC 1993-179 FO, 4.00%, 10/25/2023	8,287
31,636		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	33,830
115,711		Federal National Mortgage Association REMIC 1993-49 H, 7.00%, 4/25/2013	120,627
  Semi-Annual Shareholder Report
  10

$746,159		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	818,348
92,595		Federal National Mortgage Association REMIC 2002-43 B, 6.00%, 7/25/2017	99,049
428,332	[1]	Federal National Mortgage Association REMIC 2002-52 FG, 0.744%, 9/25/2032	427,897
100,272		Federal National Mortgage Association REMIC 2002-74 PD, 5.00%, 11/25/2015	100,056
123,009		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	124,517
141,196	[1]	Federal National Mortgage Association REMIC 2003-47 FP, 0.594%, 9/25/2032	140,649
217,641		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	217,825
409,818		Federal National Mortgage Association REMIC 2006-73 PJ, 6.00%, 2/25/2028	419,790
3,285,435	[1]	Federal National Mortgage Association REMIC 2008-69 FB, 1.243%, 6/25/2037	3,289,108
2,901,014	[1]	Federal National Mortgage Association REMIC 2009-42 FG, 1.043%, 5/25/2039	2,869,453
155,650		Federal National Mortgage Association REMIC G-41 PT, 7.50%, 10/25/2021	162,393
243,700		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	270,460
168,384		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	186,999
		TOTAL	9,811,965
		Non-Agency Mortgage – 1.3%
788,963	[1]	American Home Mortgage Investment Trust 2004-3, Class 6A4, 5.01%, 10/25/2034	742,857
43,950	[1]	Banc of America Mortgage Securities 2003-B, Class 2A2, 4.927%, 3/25/2033	35,157
199,607	[1,2]	C-BASS ABS LLC (Series 1999-3), Class B1, 6.631%, 2/3/2029	54,892
36,767		CS First Boston Mortgage Securities Corp. 2003-11, Class 1A35, 5.50%, 6/25/2033	36,682
1,423,954	[1]	Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	1,374,628
374,347		Citicorp Mortgage Securities, Inc. 2004-5, Class 4A1, 5.25%, 8/25/2034	359,138
126,865		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	130,505
175,972	[1,2]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.283%, 7/1/2019	114,382
2,000,000	[1]	Indymac Index Mortgage Loan Trust 2007-FLX1, Class A4, 0.514%, 2/25/2037	170,975
  Semi-Annual Shareholder Report
  11

$247,857		Master Asset Securitization Trust 2003-6, Class 9A1, 4.25%, 7/25/2033	239,885
560,554	[1]	Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 4.200%, 9/25/2034	435,800
9,466		Residential Funding Mortgage Securities I 2003-S7, Class A20, 4.00%, 5/25/2033	9,400
264,201		Ryland Mortgage Securities Corp. Four, Class E, 8.95%, 6/1/2017	282,709
31,087	[2]	SMFC Trust Asset-Backed Certificates , 1997-A, Class 4, 4.669%, 1/28/2027	18,031
528,440		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	581,141
1,305,395	[1]	Washington Mutual 2006-AR15, Class 1A, 1.597%, 11/25/2046	658,654
1,344,643	[1]	Washington Mutual 2006-AR17, Class 1A, 1.577%, 12/25/2046	614,850
139,223	[1]	Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 4.062%, 7/25/2034	123,008
		TOTAL	5,982,694
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $41,698,726)	38,205,100
		Corporate Bonds – 31.7%
		Basic Industry@0018Chemicals – 1.0%
1,000,000		Dow Chemical Co., Sr. Unsecd. Note, 4.85%, 8/15/2012	1,041,781
1,250,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	1,351,839
1,000,000		Praxair, Inc., Note, 4.375%, 3/31/2014	1,067,129
1,000,000		Rohm & Haas Co., 5.60%, 3/15/2013	1,046,345
		TOTAL	4,507,094
		Basic Industry@0018Metals & Mining – 0.7%
2,000,000		ArcelorMittal USA, Inc., Company Guarantee, 6.50%, 4/15/2014	2,087,214
1,000,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	1,044,592
		TOTAL	3,131,806
		Capital Goods@0018Aerospace & Defense – 1.1%
1,000,000	[2,3]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	1,012,089
1,250,000		General Dynamics Corp., Sr. Note, 4.50%, 8/15/2010	1,292,014
375,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	395,082
1,000,000		Raytheon Co., Note, 4.85%, 1/15/2011	1,042,321
1,000,000		Raytheon Co., Sr. Unsecd. Note, 5.50%, 11/15/2012	1,103,683
		TOTAL	4,845,189
		Capital Goods@0018Diversified Manufacturing – 0.8%
2,500,000	[1]	General Electric Co., Floating Rate Note, 0.613%, 11/1/2012	2,378,904
1,000,000		Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/2014	1,202,525
		TOTAL	3,581,429
  Semi-Annual Shareholder Report
  12

		Communications@0018Media & Cable – 1.0%
$1,250,000		Comcast Corp., Company Guarantee, 5.85%, 1/15/2010	1,262,756
1,000,000		Comcast Corp., Company Guarantee, 5.85%, 11/15/2015	1,084,840
2,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	2,139,788
		TOTAL	4,487,384
		Communications@0018Media Noncable – 0.8%
1,500,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	1,748,849
1,750,000	[1]	Reed Elsevier, Inc., Floating Rate Note, 0.629%, 6/15/2010	1,748,105
		TOTAL	3,496,954
		Communications@0018Telecom Wireless – 0.9%
1,250,000	[2,3]	Verizon Wireless Capital LLC, 5.55%, 2/1/2014	1,357,079
500,000	[2,3]	Verizon Wireless Capital LLC, Note, 3.75%, 5/20/2011	516,282
930,000		Vodafone Group PLC, 5.35%, 2/27/2012	994,529
1,000,000		Vodafone Group PLC, Note, 5.375%, 1/30/2015	1,078,945
		TOTAL	3,946,835
		Communications@0018Telecom Wirelines – 1.9%
1,000,000		AT&T Corp., Sr. Note, 7.30%, 11/15/2011	1,112,866
2,000,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	2,144,766
1,500,000		Rogers Communications, Inc., 5.50%, 3/15/2014	1,600,312
2,000,000		Telecom Italia Capital, Company Guarantee, 5.25%, 11/15/2013	2,109,621
500,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	514,795
1,000,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	1,092,792
		TOTAL	8,575,152
		Consumer Cyclical@0018Automotive – 0.8%
1,250,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	1,364,380
500,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	520,783
1,500,000	[2,3]	Nissan Motor Acceptance Corp., 4.625%, 3/8/2010	1,509,237
		TOTAL	3,394,400
		Consumer Cyclical@0018Entertainment – 0.6%
1,000,000	[1]	Time Warner, Inc., Floating Rate Note, 0.684%, 11/13/2009	1,000,076
1,000,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,079,397
500,000		Walt Disney Co., Note, 6.375%, 3/1/2012	554,446
		TOTAL	2,633,919
		Consumer Cyclical@0018Retailers – 0.9%
1,000,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	1,075,430
1,000,000		Costco Wholesale Corp., 5.30%, 3/15/2012	1,087,787
665,000		Wal-Mart Stores, Inc., 4.25%, 4/15/2013	709,639
  Semi-Annual Shareholder Report
  13

$1,000,000		Wal-Mart Stores, Inc., Unsecd. Note, 4.125%, 2/15/2011	1,043,595
		TOTAL	3,916,451
		Consumer Non-Cyclical@0018Food/Beverage – 2.1%
1,000,000	[2,3]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	1,144,865
1,000,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	1,169,842
1,000,000		General Mills, Inc., 5.65%, 9/10/2012	1,092,654
1,500,000		Kellogg Co., 4.25%, 3/6/2013	1,592,916
1,000,000		Kraft Foods, Inc., 5.625%, 11/1/2011	1,068,919
1,000,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	1,084,387
1,000,000	[2,3]	SABMiller PLC, Note, 6.20%, 7/1/2011	1,069,676
1,250,000		The Coca-Cola Co., Sr. Unsecd. Note, 3.625%, 3/15/2014	1,298,563
		TOTAL	9,521,822
		Consumer Non-Cyclical@0018Health Care – 0.2%
725,000		Covidien International Finance SA, 5.45%, 10/15/2012	788,292
		Consumer Non-Cyclical@0018Pharmaceuticals – 0.6%
1,500,000		Eli Lilly & Co., 4.20%, 3/6/2014	1,596,201
1,250,000		Pfizer, Inc., Sr. Unsecd. Note, 4.45%, 3/15/2012	1,330,067
		TOTAL	2,926,268
		Consumer Non-Cyclical@0018Products – 0.5%
1,250,000		Philips Electronics NV, 4.625%, 3/11/2013	1,319,020
1,000,000		Procter & Gamble Co., 4.60%, 1/15/2014	1,082,118
		TOTAL	2,401,138
		Consumer Non-Cyclical@0018Supermarkets – 0.3%
1,170,000		Kroger Co., 5.00%, 4/15/2013	1,240,737
		Consumer Non-Cyclical@0018Tobacco – 0.3%
1,250,000		Altria Group, Inc., Company Guarantee, 7.75%, 2/6/2014	1,436,090
		Energy@0018Independent – 0.3%
1,250,000		Devon Financing Corp., 6.875%, 9/30/2011	1,363,972
		Energy@0018Integrated – 1.1%
2,000,000		Husky Energy, Inc., Sr. Unsecd. Note, 6.25%, 6/15/2012	2,172,149
666,750	[2,3]	Qatar Petroleum, 5.579%, 5/30/2011	688,935
2,000,000		StatoilHydro ASA, 2.90%, 10/15/2014	2,016,589
		TOTAL	4,877,673
		Energy@0018Oil Field Services – 0.8%
1,250,000		ConocoPhillips, Mtg. Note, 4.75%, 2/1/2014	1,347,582
  Semi-Annual Shareholder Report
  14

$2,000,000		Weatherford International, Inc., Company Guarantee, 5.95%, 6/15/2012	2,154,525
		TOTAL	3,502,107
		Energy@0018Refining – 0.4%
1,500,000		Valero Energy Corp., 6.875%, 4/15/2012	1,635,875
		Financial Institution@0018Banking – 5.3%
1,750,000		Bank of America Corp., 4.25%, 10/1/2010	1,802,420
1,000,000	[1,2,3]	Barclays Bank PLC, 7.375%, 6/15/2049	918,574
1,500,000		Capital One Financial Corp., Sr. Note, (Series MTN), 5.70%, 9/15/2011	1,587,027
300,000		Citigroup, Inc., 4.625%, 8/3/2010	305,755
1,000,000		Citigroup, Inc., 5.50%, 4/11/2013	1,047,304
2,500,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, (Series 144A), 2.75%, 10/15/2012	2,527,328
1,000,000		Goldman Sachs Group, Inc., 5.30%, 2/14/2012	1,066,811
1,000,000		Household Finance Corp., 7.00%, 5/15/2012	1,090,168
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.60%, 6/1/2011	1,067,819
1,000,000		JPMorgan Chase & Co., Sub. Note, 6.75%, 2/1/2011	1,062,040
1,250,000		Morgan Stanley, Note, 4.00%, 1/15/2010	1,258,314
1,000,000		Northern Trust Corp., 4.625%, 5/1/2014	1,076,209
1,250,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	1,297,411
1,000,000		PNC Funding Corp., Sr. Unsecd. Note, 5.40%, 6/10/2014	1,085,010
2,000,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	2,097,452
2,000,000		US Bancorp, 4.20%, 5/15/2014	2,102,092
1,000,000		US Bancorp, Sr. Note, (Series MTN), 2.125%, 2/15/2013	994,197
1,350,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.30%, 8/26/2011	1,437,717
		TOTAL	23,823,648
		Financial Institution@0018Finance Noncaptive – 0.9%
1,250,000		American Express Credit Corp., 5.875%, 5/2/2013	1,343,191
1,000,000		American Express Credit Corp., 7.30%, 8/20/2013	1,124,762
1,250,000		General Electric Capital Corp., Note, (Series A), 5.45%, 1/15/2013	1,336,349
350,000		General Electric Capital Corp., Note, 4.875%, 10/21/2010	364,486
		TOTAL	4,168,788
		Financial Institution@0018Insurance@0018Health – 0.7%
500,000		Aetna US Healthcare, 5.75%, 6/15/2011	528,485
1,750,000		Anthem, Inc., 6.80%, 8/1/2012	1,925,492
1,000,000	[1]	HSB Group, Inc., Company Guarantee, 1.194%, 7/15/2027	582,500
		TOTAL	3,036,477
  Semi-Annual Shareholder Report
  15

		Financial Institution@0018Insurance@0018Life – 0.8%
$1,500,000	[2,3]	Metropolitan Life Global Funding I, 4.625%, 8/19/2010	1,529,566
1,000,000		Prudential Financial, Inc., 5.15%, 1/15/2013	1,048,547
800,000		Prudential Financial, Inc., Sr. Unsecd. Note, 3.625%, 9/17/2012	811,160
		TOTAL	3,389,273
		Financial Institution@0018Insurance@0018P&C – 0.5%
1,100,000		The Travelers Cos., Inc., Sr. Unsecd. Note, (Series MTN), 5.375%, 6/15/2012	1,172,041
1,250,000	[1,2,3]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,121,875
		TOTAL	2,293,916
		Financial Institution@0018REITs – 1.2%
1,750,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2014	1,822,901
2,300,000		Prologis, Note, 5.25%, 11/15/2010	2,302,206
1,300,000		Simon Property Group LP, 6.75%, 5/15/2014	1,413,884
		TOTAL	5,538,991
		Technology – 1.4%
1,500,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	1,586,743
1,250,000		Dell, Inc., 4.70%, 4/15/2013	1,334,044
1,000,000		Hewlett-Packard Co., 4.25%, 2/24/2012	1,058,963
1,000,000		Hewlett-Packard Co., Note, 5.25%, 3/1/2012	1,081,189
1,250,000		Oracle Corp., 4.95%, 4/15/2013	1,356,709
		TOTAL	6,417,648
		Utility@0018Diversified – 0.5%
2,000,000		P G & E Corp., 5.75%, 4/1/2014	2,204,903
		Utility@0018Electric – 3.1%
1,066,000		Commonwealth Edison Co., 4.74%, 8/15/2010	1,096,742
2,000,000		Dominion Resources, Inc., 5.125%, 12/15/2009	2,008,980
1,000,000		Duke Energy Corp., Sr. Unsecd. Note, 3.95%, 9/15/2014	1,020,434
1,000,000	[2,3]	Electricite De France, 5.50%, 1/26/2014	1,100,395
1,000,000	[2,3]	Enel Finance International SA, Company Guarantee, (Series 144A), 3.875%, 10/7/2014	1,014,442
2,000,000	[2,3]	FirstEnergy Solutions Corp., (Series 144A), 4.80%, 2/15/2015	2,081,019
1,500,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 3.15%, 7/15/2012	1,536,681
1,250,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 2.625%, 9/16/2012	1,262,493
1,250,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 4.375%, 10/1/2010	1,289,674
  Semi-Annual Shareholder Report
  16

$1,500,000	PPL Energy Supply LLC, Sr. Unsecd. Note, 6.30%, 7/15/2013	1,616,413
	TOTAL	14,027,273
	Utility@0018Natural Gas Pipelines – 0.2%
1,000,000	Spectra Energy Capital LLC, Sr. Unsecd. Note, 5.668%, 8/15/2014	1,070,142
	TOTAL CORPORATE BONDS (IDENTIFIED COST $137,673,600)	142,181,646
	Government Agencies – 5.2%
	Federal Home Loan Mortgage Corporation – 4.0%
10,000,000	Federal Home Loan Mortgage Corp., 3.875%, 6/29/2011	10,505,792
7,000,000	Federal Home Loan Mortgage Corp., Note, 4.75%, 1/18/2011	7,350,867
	TOTAL	17,856,659
	Federal National Mortgage Association – 1.2%
5,000,000	Federal National Mortgage Association, 3.875%, 7/12/2013	5,343,508
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $21,964,249)	23,200,167
	Mortgage-Backed Securities – 0.2%
	Federal Home Loan Mortgage Corporation – 0.1%
34,993	Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	38,612
48,410	Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	52,534
206,178	Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	220,198
1,955	Federal Home Loan Mortgage Corp., Pool E65440, 7.50%, 11/1/2010	2,003
13,403	Federal Home Loan Mortgage Corp., Pool E99748, 8.00%, 11/1/2015	14,221
36,002	Federal Home Loan Mortgage Corp., Pool G30067, 7.50%, 3/1/2017	39,345
	TOTAL	366,913
  Semi-Annual Shareholder Report
  17

		Federal National Mortgage Association – 0.1%
$202,803		Federal National Mortgage Association, Pool 254863, 4.00%, 8/1/2013	207,808
21,986		Federal National Mortgage Association, Pool 512255, 7.50%, 9/1/2014	23,689
39,270		Federal National Mortgage Association, Pool 609554, 7.50%, 10/1/2016	42,680
154,809		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	167,589
		TOTAL	441,766
		Government National Mortgage Association – 0.0%
69,347		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	75,915
13,672		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	15,435
26,343		Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015	26,326
		TOTAL	117,676
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $895,235)	926,355
		U.S. Treasury – 1.2%
5,000,000		United States Treasury Note, 3.125%, 9/30/2013 (IDENTIFIED COST $5,073,704)	5,238,477
		Mutual Funds – 20.5%;5
155,623		Emerging Markets Fixed Income Core Fund	3,676,107
1,293,110		Federated Mortgage Core Portfolio	13,112,135
354,870		Federated Project and Trade Finance Core Fund	3,530,961
1,942,686		High Yield Bond Portfolio	11,869,809
59,982,035	[6]	Prime Value Obligations Fund, Institutional Shares, 0.22%	59,982,035
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $89,787,843)	92,171,047
		TOTAL INVESTMENTS — 100.0% (IDENTIFIED COST $444,924,906)[7]	448,664,799
		OTHER ASSETS AND LIABILITIES - NET — (0.0)%[8]	(67,348)
		TOTAL NET ASSETS — 100%	$448,597,451
  Semi-Annual Shareholder Report
  18

    At October 31, 2009, the Fund had the following outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Unrealized Depreciation
Contracts Sold:
4/12/2010	118,035 Euros	$ 166,441	$ (7,134)
4/11/2011	2,211,846 Euros	$3,121,799	$(124,344)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(131,478)
    Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”
    Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.
    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  Semi-Annual Shareholder Report
  19

      The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds*	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Adjustable-Rate Mortgages	$ —	$8,561,890	$ —	$8,561,890
Asset-Backed Securities	$ —	$138,148,523	$31,594	$138,180,117
Collateralized Mortgage Obligations	$ —	$38,205,100	$ —	$38,205,100
Corporate Bonds	$ —	$142,181,646	$ —	$142,181,646
Government Agencies	$ —	$23,200,167	$ —	$23,200,167
Mortgage-Backed Securities	$ —	$926,355	$ —	$926,355
U.S. Treasury	$ —	$5,238,477	$ —	$5,238,477
Mutual Funds	$92,171,047	$ —	$ —	$92,171,047
TOTAL SECURITIES	$92,171,047	$356,462,158	$31,594	$448,664,799
OTHER FINANCIAL INSTRUMENTS**	$ —	$(131,478)	$ —	$(131,478)
*	Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors (See Note 5 to the financial statements). EMCORE invests primarily in emerging market fixed-income securities.
**	Other Financial Instruments include foreign exchange contracts.
      The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Asset-Backed Securities
Balance as of May 1, 2009	$32,354
Change in unrealized depreciation	(760)
Balance as of October 31, 2009	$31,594
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at October 31, 2009.	$(760)
    Semi-Annual Shareholder Report
    20

      The following acronyms are used throughout this portfolio:
ARM	— Adjustable Rate Mortgage
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
IO	— Interest Only
NIM	— Net Interest Margin
REITs	— Real Estate Investment Trusts
REMIC	— Real Estate Mortgage Investment Conduit
      See Notes which are an integral part of the Financial Statements
    Semi-Annual Shareholder Report
    21

    Statement of Assets and Liabilities

    October 31, 2009 (unaudited)

Assets:
Total investments in securities, at value including $92,171,047 of investments in affiliated issuers (Note 5) (identified cost $444,924,906)		$448,664,799
Income receivable		2,987,062
Receivable for investments sold		4,741
Receivable for shares sold		1,969,729
TOTAL ASSETS		453,626,331
Liabilities:
Payable for investments purchased	$3,858,449
Payable for shares redeemed	687,997
Payable for foreign exchange contracts	131,478
Bank overdraft	10,516
Income distribution payable	194,428
Payable for Directors'/Trustees' fees	856
Payable for distribution services fee (Note 5)	24,959
Payable for shareholder services fee (Note 5)	89,561
Accrued expenses	30,636
TOTAL LIABILITIES		5,028,880
Net assets for 52,929,937 shares outstanding		$448,597,451
Net Assets Consist of:
Paid-in capital		$487,342,774
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		3,611,371
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(42,472,779)
Undistributed net investment income		116,085
TOTAL NET ASSETS		$448,597,451
    Semi-Annual Shareholder Report
    22

    Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($294,833,563 ÷ 34,786,839 shares outstanding), no par value, unlimited shares authorized	$8.48
Institutional Service Shares:
Net asset value per share ($43,751,082 ÷ 5,162,369 shares outstanding), no par value, unlimited shares authorized	$8.48
Class Y Shares:
Net asset value per share ($57,723,805 ÷ 6,811,028 shares outstanding), no par value, unlimited shares authorized	$8.48
Class A Shares:
Net asset value per share ($52,289,001 ÷ 6,169,701 shares outstanding), no par value, unlimited shares authorized	$8.48
Offering price per share (100/99.00 of $8.48)	$8.57
Redemption proceeds per share	$8.48
      See Notes which are an integral part of the Financial Statements
    Semi-Annual Shareholder Report
    23

    Statement of Operations

    Six Months Ended October 31, 2009 (unaudited)

Investment Income:
Interest (including income on securities loaned of $92)		$5,816,720
Dividends received from affiliated issuers (Note 5)		942,028
Investment income allocated from affiliated partnership (Note 5)	$36,401
Expenses allocated from affiliated partnership (Note 5)	(345)
Net income allocated from affiliated partnership		36,056
TOTAL INCOME AND ALLOCATED EXPENSES		6,794,804
Expenses:
Investment adviser fee (Note 5)	725,188
Administrative personnel and services fee (Note 5)	140,605
Custodian fees	11,552
Transfer and dividend disbursing agent fees and expenses	77,910
Directors'/Trustees' fees	1,485
Auditing fees	11,846
Legal fees	3,193
Portfolio accounting fees	65,484
Distribution services fee — Institutional Service Shares (Note 5)	39,774
Distribution services fee — Class A Shares (Note 5)	115,104
Shareholder services fee — Institutional Shares (Note 5)	174,757
Shareholder services fee — Institutional Service Shares (Note 5)	63,547
Shareholder services fee — Class A Shares (Note 5)	57,552
Account administration fee — Institutional Shares	1,509
Account administration fee — Institutional Service Shares	2,343
Share registration costs	30,767
Printing and postage	29,208
Insurance premiums	2,488
Miscellaneous	1,356
TOTAL EXPENSES	1,555,668
    Semi-Annual Shareholder Report
    24

    Statement of Operations — continued
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(455,022)
Waiver of administrative personnel and services fee	(2,638)
Waiver of distribution services fee — Institutional Service Shares	(12,858)
Waiver of distribution services fee — Class A Shares	(2,302)
TOTAL WAIVERS AND REIMBURSEMENT		$(472,820)
Net expenses			$1,082,848
Net investment income			5,711,956
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			566,750
Net realized gain on investments allocated from affiliated partnership (Note 5)			49
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			14,600,769
Net realized and unrealized gain on investments and foreign currency transactions			15,167,568
Change in net assets resulting from operations			$20,879,524
      See Notes which are an integral part of the Financial Statements
    Semi-Annual Shareholder Report
    25

    Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2009	Year Ended 4/30/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,711,956	$10,032,798
Net realized gain on investments, including allocation from partnership, futures contracts, swap contracts and foreign currency transactions	566,799	564,390
Net change in unrealized appreciation/depreciation of investments, swap contracts and translation of assets and liabilities in foreign currency	14,600,769	(5,681,448)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	20,879,524	4,915,740
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,503,027)	(7,170,351)
Institutional Service Shares	(782,204)	(1,045,391)
Class Y Shares	(625,484)	(509,368)
Class A Shares	(583,648)	(1,503,418)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,494,363)	(10,228,528)
Share Transactions:
Proceeds from sale of shares	206,072,843	135,973,859
Net asset value of shares issued to shareholders in payment of distributions declared	4,389,866	7,350,234
Cost of shares redeemed	(75,199,385)	(97,254,924)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	135,263,324	46,069,169
Change in net assets	150,648,485	40,756,381
Net Assets:
Beginning of period	297,948,966	257,192,585
End of period (including undistributed (distributions in excess of) net investment income of $116,085 and $(101,508), respectively)	$448,597,451	$297,948,966
      See Notes which are an integral part of the Financial Statements
    Semi-Annual Shareholder Report
    26

    Notes to Financial Statements

    October 31, 2009 (unaudited)

    1. ORGANIZATION

    Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Institutional Service Shares, Class Y Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares, Institutional Service Shares and Class Y Shares are presented separately. The investment objective of the Fund is to seek to provide current income.

    2. SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

    Investment Valuation

    In calculating its net asset value (NAV), the Fund generally values investments as follows:

      Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
      Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
      Shares of other mutual funds are valued based upon their reported NAVs.
      Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
      Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
      Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

    If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

    Fair Valuation and Significant Events Procedures

    The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and Semi-Annual Shareholder Report
    27

    type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

    The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

      With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
      With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
      Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
      Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

    The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

    Repurchase Agreements

    It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

    Semi-Annual Shareholder Report
    28

    With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

    The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

    Investment Income, Gains and Losses, Expenses and Distributions

    Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

    Premium and Discount Amortization/Paydown Gains and Losses

    All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

    Federal Taxes

    It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended October 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

    Semi-Annual Shareholder Report
    29

    When-Issued and Delayed Delivery Transactions

    The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

    Swap Contracts

    Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

    The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value.The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

    Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain (loss) on swap contracts in the Statement of Operations.

    At October 31, 2009, the Fund had no outstanding swap contracts.

    Futures Contracts

    The Fund may periodically purchase and sell financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and Semi-Annual Shareholder Report
    30

    unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

    At October 31, 2009, the Fund had no outstanding futures contracts.

    Foreign Exchange Contracts

    The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

    Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

    Foreign Currency Translation

    The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

    Semi-Annual Shareholder Report
    31

    Securities Lending

    The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

    As of October 31, 2009, the Fund had no outstanding securities on loan.

    Restricted Securities

    Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

    Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at October 31, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	7/30/1998	$52,906	$41,286
C-BASS ABS LLC (Series 1999-3), Class B1, 6.631%, 2/3/2029	7/9/1999	$324,281	54,892
Green Tree Recreational Equipment & Consumer Trust (Series 2008-REC1), Class A1, 9.50%, 3/25/2025	12/8/2008	$746,910	800,853
Greenwich Capital Acceptance 1991-4, Class B1A, 6.283%, 7/1/2019	1/7/1993	$177,126	114,382
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$326,662	31,594
SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 4.669%, 1/28/2027	2/4/1998-2/5/1998	$65,792	18,031
Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	1/26/2007	$1,516,099	—
    Semi-Annual Shareholder Report
    32

    Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts			Payable for foreign exchange contracts	$131,478

    The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended October 31, 2009

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(131,478)

    Other

    The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

    3. SHARES OF BENEFICIAL INTEREST

    The following tables summarize share activity:

	Six Months Ended 10/31/2009		Year Ended 4/30/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	15,499,377	$129,489,537	7,296,056	$58,898,504
Shares issued to shareholders in payment of distributions declared	316,855	2,651,110	586,096	4,722,373
Shares redeemed	(2,798,007)	(23,329,618)	(7,354,596)	(59,111,898)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	13,018,225	$108,811,029	527,556	$4,508,979
    Semi-Annual Shareholder Report
    33

	Six Months Ended 10/31/2009		Year Ended 4/30/2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	910,891	$7,569,598	7,678,541	$61,737,693
Shares issued to shareholders in payment of distributions declared	84,340	703,098	110,604	890,874
Shares redeemed	(3,643,478)	(30,280,885)	(2,806,464)	(22,526,227)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(2,648,247)	$(22,008,189)	4,982,681	$40,102,340
	Six Months Ended 10/31/2009		Year Ended 4/30/2009
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	6,206,602	$51,572,581	284,954	$2,283,792
Shares issued to shareholders in payment of distributions declared	60,925	510,882	51,039	411,286
Shares redeemed	(943,810)	(7,913,955)	(390,257)	(3,126,078)
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	5,323,717	$44,169,508	(54,264)	$(431,000)
	Six Months Ended 10/31/2009		Year Ended 4/30/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,093,593	$17,441,127	1,624,636	$13,053,870
Shares issued to shareholders in payment of distributions declared	62,813	524,776	164,510	1,325,701
Shares redeemed	(1,658,418)	(13,674,927)	(1,549,304)	(12,490,721)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	497,988	$4,290,976	239,842	$1,888,850
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	16,191,683	$135,263,324	5,695,815	$46,069,169

    4. FEDERAL TAX INFORMATION

    At October 31, 2009, the cost of investments for federal tax purposes was $444,924,204. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $3,740,595. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,227,241 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,486,646.

    At April 30, 2009, the Fund had a capital loss carryforward of $42,508,640 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Semi-Annual Shareholder Report
    34

    Pursuant to the Code, such capital loss carryforward will expire as follows:
Expiration Year	Expiration Amount
2010	$8,377,387
2011	$11,458,525
2012	$12,381,100
2013	$5,495,264
2014	$2,592,863
2015	$801,392
2016	$1,402,109

    As a result of the tax-free transfer of assets from Federated Limited Term Fund and MDT Short-Term Bond Fund, the use of certain capital loss carryforwards listed above may be limited.

    5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    Investment Adviser Fee

    Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2009, the Adviser voluntarily waived $429,306 of its fee.

    Prior to December 2008, the Adviser was obligated to waive all or a portion of its investment advisory fee which it was otherwise entitled to receive, and/or reimburse operating expenses (excluding interest, taxes and brokerage commissions) in order to limit the aggregate annual operating expenses for the Fund's Institutional Shares and Class A Shares to not more than 0.95% and 1.20%, respectively, of its average daily net assets.

    Administrative Fee

    Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

    The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $2,638 of its fee.

    Semi-Annual Shareholder Report
    35

    Distribution Services Fee

    The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.15%
Class A Shares	0.50%

    Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2009, FSC voluntarily waived $15,160 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended October 31, 2009, FSC retained $80,246 of fees paid by the Fund.

    Shareholder Services Fee

    The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended October 31, 2009, FSSC received $40,117 of fees paid by the Fund.

    Expense Limitation

    The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights, but excluding expenses allocated from partnerships) paid by the Fund's Institutional Shares, Institutional Service Shares, Class A Shares and Class Y Shares (after the voluntary waivers and reimbursements) will not exceed 0.52%, 0.70%, 1.09% and 0.35%, respectively, through the later of (the “Termination Date”): (a) June 30, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating these arrangements prior to the Termination Date, these arrangements may only be terminated prior to the Termination Date with the agreement of the Fund's Board of Trustees.

    General

    Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

    Semi-Annual Shareholder Report
    36

    Transactions with Affiliated Companies

    Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended October 31, 2009, the Adviser reimbursed $25,716. Transactions with the affiliated companies during the six months ended October 31, 2009 were as follows:

Affiliates	Balance of Shares Held 4/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2009	Value	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed Income Core Fund	—	155,623	—	155,623	$3,676,107	$36,056
Federated Mortgage Core Portfolio	1,259,421	33,689	—	1,293,110	13,112,135	338,755
Federated Project and Trade Finance Core Fund	—	354,870	—	354,870	3,530,961	6,162
High Yield Bond Portfolio	1,084,711	857,975	—	1,942,686	11,869,809	478,678
Prime Value Obligations Fund, Institutional Shares	50,943,965	154,383,952	145,345,882	59,982,035	59,982,035	118,433
TOTAL OF AFFILIATED TRANSACTIONS	53,288,097	155,786,109	145,345,882	63,728,324	$92,171,047	$978,084

    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, an affiliate to the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to seek high current income. It pursues its objective by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a portfolio of Core Trust, is to provide total return. Federated receives no advisory or administrative fees from the Funds within Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.

    The Fund may also invest in portfolios of Federated Core Trust II, L.P. (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. Semi-Annual Shareholder Report
    37

    The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Core Trust II, is to achieve total return on its assets. The Fund's secondary objective is to achieve a high level of income. Federated receives no advisory or administrative fees from the Funds within Core Trust II. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of the portfolio. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.

    6. Investment TRANSACTIONS

    Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended October 31, 2009, were as follows:

Purchases	$151,858,445
Sales	$46,283,878

    7. LINE OF CREDIT

    The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2009, there were no outstanding loans. During the six months ended October 31, 2009, the Fund did not utilize the LOC.

    8. INTERFUND LENDING

    Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2009, there were no outstanding loans. During the six months ended October 31, 2009, the program was not utilized.

    9. Legal Proceedings

    Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”) and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities Semi-Annual Shareholder Report
    38

    have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

    10. Subsequent events

    Management has evaluated subsequent events through December 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

    Semi-Annual Shareholder Report
    39

    Evaluation and Approval of Advisory Contract - May 2009

    Federated Short-Term Income Fund (the “Fund”)

    The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

    In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

    During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

    Semi-Annual Shareholder Report
    40

    The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
    41

    with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

    The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

    The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

    The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report
    42

    reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

    Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

    The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

    The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

    It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

    The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report
    43

    circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

    In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

    The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

    Semi-Annual Shareholder Report
    44

    Voting Proxies on Fund Portfolio Securities

    A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

    Quarterly Portfolio Schedule

    The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

    Semi-Annual Shareholder Report
    45

    Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

    This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

    IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400. Semi-Annual Shareholder Report
    46

    Federated Securities Corp., Distributor

    Cusip 31420C795

    31499 (12/09)

    Federated is a registered mark of Federated Investors, Inc.
    2009 Federated Investors, Inc.

    Federated Short-Term Income Fund

    A Portfolio of Federated Income Securities Trust

    SEMI-ANNUAL SHAREHOLDER REPORT

    October 31, 2009

    Institutional Shares
    Institutional Service Shares
    Class Y Shares

    FINANCIAL HIGHLIGHTS
    SHAREHOLDER EXPENSE EXAMPLE
    PORTFOLIO OF INVESTMENTS SUMMARY TABLE
    PORTFOLIO OF INVESTMENTS
    STATEMENT OF ASSETS AND LIABILITIES
    STATEMENT OF OPERATIONS
    STATEMENT OF CHANGES IN NET ASSETS
    NOTES TO FINANCIAL STATEMENTS

    EVALUATION AND APPROVAL OF ADVISORY CONTRACT
    VOTING PROXIES ON FUND PORTFOLIO SECURITIES
    QUARTERLY PORTFOLIO SCHEDULE

    Financial Highlights - Institutional Shares

    (For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 10/31/2009	Year Ended April 30,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$8.11	$8.29	$8.41	$8.32	$8.39	$8.47
Income from Investment Operations:
Net investment income	0.14	0.33	0.38	0.37	0.30	0.26
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.36	(0.17)	(0.12)	0.09	(0.07)	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.50	0.16	0.26	0.46	0.23	0.18
Less Distributions:
Distributions from net investment income	(0.13)	(0.34)	(0.38)	(0.37)	(0.30)	(0.26)
Net Asset Value, End of Period	$8.48	$8.11	$8.29	$8.41	$8.32	$8.39
Total Return[1]	6.21%	1.99%	3.12%[2]	5.67%	2.75%	2.14%
Ratios to Average Net Assets:
Net expenses	0.51%[3]	0.52%	0.52%	0.51%	0.51%	0.56%
Net investment income	3.23%[3]	4.09%	4.51%	4.42%	3.60%	3.03%
Expense waiver/reimbursement[4]	0.25%[3]	0.33%	0.35%	0.33%	0.31%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$294,834	$176,546	$175,985	$151,537	$132,698	$156,173
Portfolio turnover	16%	53%	45%	28%	43%	30%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	During the period, the Fund was reimbursed by an affiliated shareholder services provider which had an impact of 0.12% on the total return.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
      See Notes which are an integral part of the Financial Statements
    Semi-Annual Shareholder Report

    Financial Highlights - Institutional Service Shares

    (For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 10/31/2009	Year Ended April 30,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$8.11	$8.29	$8.41	$8.32	$8.39	$8.47
Income from Investment Operations:
Net investment income	0.13	0.32	0.36	0.35	0.29	0.24
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.36	(0.18)	(0.12)	0.10	(0.07)	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.49	0.14	0.24	0.45	0.22	0.16
Less Distributions:
Distributions from net investment income	(0.12)	(0.32)	(0.36)	(0.36)	(0.29)	(0.24)
Net Asset Value, End of Period	$8.48	$8.11	$8.29	$8.41	$8.32	$8.39
Total Return[1]	6.11%	1.80%	2.92%	5.47%	2.64%[2]	1.96%
Ratios to Average Net Assets:
Net expenses	0.70%[3]	0.70%	0.70%	0.70%	0.62%	0.73%
Net investment income	3.12%[3]	3.88%	4.32%	4.22%	3.44%	2.93%
Expense waiver/reimbursement[4]	0.30%[3]	0.38%	0.38%	0.34%	0.43%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$43,751	$63,342	$23,430	$16,304	$15,962	$27,708
Portfolio turnover	16%	53%	45%	28%	43%	30%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	During the period, the Fund was reimbursed by an affiliated shareholder services provider which had an impact of 0.09% on the total return.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
      See Notes which are an integral part of the Financial Statements
    Semi-Annual Shareholder Report

    Financial Highlights - Class Y Shares

    (For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 10/31/2009	Year Ended April 30,				Period Ended 4/30/2005[1]
		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$8.11	$8.29	$8.41	$8.32	$8.39	$8.47
Income From Investment Operations:
Net investment income	0.14	0.34	0.39	0.38	0.31	0.19
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.37	(0.17)	(0.12)	0.10	(0.07)	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.51	0.17	0.27	0.48	0.24	0.11
Less Distributions:
Distributions from net investment income	(0.14)	(0.35)	(0.39)	(0.39)	(0.31)	(0.19)
Net Asset Value, End of Period	$8.48	$8.11	$8.29	$8.41	$8.32	$8.39
Total Return[2]	6.30%	2.16%	3.28%	5.83%	2.91%	1.34%
Ratios to Average Net Assets:
Net expenses	0.35%[3]	0.35%	0.35%	0.35%	0.35%	0.35%[3]
Net investment income	3.33%[3]	4.26%	4.67%	4.57%	3.76%	3.42%[3]
Expense waiver/reimbursement[4]	0.25%[3]	0.33%	0.34%	0.33%	0.31%	0.27%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$57,724	$12,062	$12,772	$53,417	$53,757	$72,984
Portfolio turnover	16%	53%	45%	28%	43%	30%[5]
1	Reflects operations for the period from August 26, 2004 (date of initial public investment) to April 30, 2005.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended April 30, 2005.
      See Notes which are an integral part of the Financial Statements
    Semi-Annual Shareholder Report

    Shareholder Expense Example (unaudited)

    As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

    ACTUAL EXPENSES

    The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

    HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

    The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Semi-Annual Shareholder Report

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2009	Ending Account Value 10/31/2009	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,062.10	$2.65
Institutional Service Shares	$1,000	$1,061.10	$3.64
Class Y Shares	$1,000	$1,063.00	$1.82
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.63	$2.60
Institutional Service Shares	$1,000	$1,021.68	$3.57
Class Y Shares	$1,000	$1,023.44	$1.79
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.51%
Institutional Service Shares	0.70%
Class Y Shares	0.35%
    Semi-Annual Shareholder Report

    Portfolio of Investments Summary Table (unaudited)

    At October 31, 2009, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	34.8%
Asset-Backed Securities	30.8%
Mortgage-Backed Securities[3]	13.7%
U.S. Treasury and Agency Securities[4]	7.0%
Derivative Contracts[5,6]	(0.0)%
Cash Equivalents[7]	13.9%
Other Assets and Liabilities — Net[8]	(0.2)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.
4	For purposes of this table, U.S. Treasury and Agency Securities does not include mortgage-backed securities guaranteed by GSEs.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
6	Represents less than 0.1%.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
    Semi-Annual Shareholder Report

    Portfolio of Investments

    October 31, 2009 (unaudited)

Principal Amount or Shares			Value
		Adjustable Rate Mortgages – 1.9%
		Federal Home Loan Mortgage Corporation – 0.4%
$31,811	[1]	FHLMC ARM 390260, 3.161%, 10/01/2030	32,598
163,791	[1]	FHLMC ARM 420173, 5.750%, 4/01/2030	170,445
12,088	[1]	FHLMC ARM 420196, 5.312%, 11/01/2030	12,579
48,209	[1]	FHLMC ARM 606116, 30 Year, 3.611%, 9/1/2019	49,083
1,261,037	[1]	FHLMC ARM 780443, 3.599%, 3/01/2033	1,291,580
55,662	[1]	FHLMC ARM 785167, 2.945%, 12/01/2018	56,655
		TOTAL	1,612,940
		Federal National Mortgage Association – 1.5%
59,243	[1]	FNMA ARM 316302, 6.825%, 11/01/2018	61,649
1,136,172	[1]	FNMA ARM 544843, 3.215%, 10/01/2027	1,179,053
718,965	[1]	FNMA ARM 544852, 3.298%, 4/01/2028	746,766
780,946	[1]	FNMA ARM 544884, 3.277%, 5/01/2034	811,548
1,437,006	[1]	FNMA ARM 556379, 2.158%, 5/01/2040	1,445,999
373,455	[1]	FNMA ARM 556388, 2.158%, 5/01/2040	375,786
2,242,584	[1]	FNMA ARM 618128, 2.723%, 8/01/2033	2,301,628
		TOTAL	6,922,429
		Government National Mortgage Association – 0.0%
25,542	[1]	GNMA ARM 8902, 30 Year, 4.375%, 1/20/2022	26,521
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $8,442,409)	8,561,890
		Asset-Backed Securities – 30.8%
		Auto Receivables – 15.9%
3,024,263	[1]	Americredit Automobile Receivables Trust 2005-BM, Class A4, 0.324%, 5/6/2012	2,983,824
2,472,504		Americredit Automobile Receivables Trust 2005-CF, Class A4, 4.63%, 6/6/2012	2,504,097
4,000,000	[1]	Americredit Automobile Receivables Trust 2007-AX, Class A4, 0.284%, 10/6/2013	3,900,047
345,470		Americredit Automobile Receivables Trust 2007-BF, Class A3A, 5.160%, 4/6/2012	349,328
3,250,000	[1]	Americredit Automobile Receivables Trust 2007-CM, Class A4B, 0.324%, 4/7/2014	3,100,178
1,650,000		Americredit Prime Automobile Receivables Trust 2007-1, Class B, 5.35%, 9/9/2013	1,704,670
1,779,000		Americredit Prime Automobile Receivables Trust 2009-1, Class C, 1.00%, 7/17/2017	1,778,622
    Semi-Annual Shareholder Report

$2,000,000	[1,2,3]	BMW Floorplan Master Owner Trust 2009-1, Class A, 1.394%, 9/15/2014	2,005,199
4,000,000		BMW Vehicle Lease Trust 2009-1, Class A3, 2.91%, 3/15/2012	4,085,540
1,967,970		Capital One Auto Finance Trust 2005-C, Class A4A, 4.71%, 6/15/2012	2,006,934
2,459,962	[1]	Capital One Auto Finance Trust 2005-C, Class A4B, 0.285%, 6/15/2012	2,443,523
1,327,002	[1]	Capital One Auto Finance Trust 2006-A, Class A4, 0.255%, 12/15/2012	1,312,887
2,409,947		Capital One Auto Finance Trust 2007-B, Class A3A, 5.03%, 4/15/2012	2,425,255
3,030,164	[1]	Capital One Auto Finance Trust 2007-C, Class A3B, 0.755%, 4/16/2012	3,028,280
3,750,000	[2,3]	CitiFinancial Auto Issuance Trust 2009-1, Class A3, 2.59%, 10/15/2013	3,738,252
107,882	[1]	Fifth Third Auto Trust 2008-1, Class A2B, 1.495%, 2/15/2011	107,991
66,329		Harley-Davidson Motorcycle Trust 2006-3, Class A3, 5.24%, 1/15/2012	66,641
1,400,000		Harley-Davidson Motorcycle Trust 2006-3, Class A4, 5.22%, 6/15/2013	1,443,844
2,000,000		Harley-Davidson Motorcycle Trust 2006-3, Class B, 5.43%, 11/15/2014	2,034,812
688,558	[1]	Harley-Davidson Motorcycle Trust 2007-3, Class A3, 0.595%, 6/15/2012	684,106
2,750,000	[1]	Harley-Davidson Motorcycle Trust 2009-2, Class A3, 2.62%, 3/15/2014	2,799,104
364,455		Household Automotive Trust 2007-1, Class A3, 5.30%, 11/17/2011	370,961
2,750,000	[1,2,3]	Huntington Auto Trust 2008-1, Class A3B, 1.745%, 4/16/2012	2,774,625
308,706		Hyundai Auto Receivables Trust 2006-A, Class C, 5.34%, 11/15/2012	309,809
3,000,000		Hyundai Auto Receivables Trust 2006-B, Class A4, 5.15%, 5/15/2013	3,144,092
683,047		Hyundai Auto Receivables Trust 2006-B, Class B, 5.19%, 5/15/2013	709,579
804,820		Hyundai Auto Receivables Trust 2006-B, Class C, 5.25%, 5/15/2013	817,395
835,631		Hyundai Auto Receivables Trust 2008-A, Class A2, 4.16%, 5/16/2011	841,725
905,040		Long Beach Auto Receivables Trust 2005-A, Class A4, 4.25%, 4/15/2012	893,291
1,150,000		Mercedes-Benz Auto Receivables 2009-1, Class A3, 1.67%, 1/15/2014	1,151,182
473,962		Navistar Financial Corp. Owner Trust 2005-A, Class A4, 4.43%, 1/15/2014	476,533
2,500,000		Nissan Auto Lease Trust 2009-A, Class A3, 2.92%, 12/15/2011	2,553,812
799,124		Nissan Auto Receivables Owner Trust 2008-A, Class A3, 3.89%, 8/15/2011	810,425
2,750,000		USAA Auto Owner Trust 2008-2, Class A3, 4.64%, 10/15/2012	2,829,620
1,000,000		USAA Auto Owner Trust 2009-1, Class A3, 3.02%, 6/17/2013	1,025,966
2,000,000		USAA Auto Owner Trust 2009-1, Class A4, 4.77%, 9/15/2014	2,118,382
    Semi-Annual Shareholder Report

$1,000,000		Volkswagen Auto Loan Enhanced Trust 2008-1, Class A3, 4.50%, 7/20/2012	1,022,790
1,500,000	[2,3]	Wachovia Auto Loan Owner Trust 2006-1, Class B, 5.15%, 7/20/2012	1,508,942
62,330		Wachovia Auto Loan Owner Trust 2008-1, Class A2A, 4.04%, 3/21/2011	62,490
124,660	[1]	Wachovia Auto Loan Owner Trust 2008-1, Class A2B, 1.095%, 3/21/2011	124,773
1,198,041		World Omni Automobile Receivables Trust 2007-B, Class A3A, 5.28%, 1/17/2012	1,230,676
2,000,000	[1]	World Omni Automobile Receivables Trust 2008-A, Class A3B, 1.545%, 10/15/2012	2,024,943
		TOTAL	71,305,145
		Credit Card – 10.8%
1,250,000	[1]	American Express Credit Account Master Trust 2005-5A, Class A, 0.285%, 2/15/2013	1,248,540
3,750,000	[1,2,3]	American Express Credit Account Master Trust 2006-B, Class B, 0.395%, 8/15/2013	3,648,200
1,500,000	[1]	American Express Credit Account Master Trust 2007-6, Class B, 0.345%, 1/15/2013	1,487,242
2,000,000	[1,2,3]	American Express Credit Account Master Trust 2007-6, Class C, 0.525%, 1/15/2013	1,968,285
1,800,000	[1]	American Express Credit Account Master Trust 2008-3 A, Class A, 1.195%, 8/15/2012	1,803,136
1,000,000	[1]	American Express Credit Account Master Trust, Class B, 0.365%, 10/15/2012	992,017
1,000,000	[1]	American Express Issuance Trust 2007-1 A, Class A, 0.445%, 9/15/2011	998,786
2,000,000		Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014	2,166,074
4,750,000	[1]	Bank of America Credit Card Trust 2007-B1, Class B1, 0.325%, 6/15/2012	4,730,426
1,000,000	[1]	Bank of America Credit Card Trust 2007-C1, Class C1, 0.535%, 6/15/2014	930,976
2,000,000		Bank of America Credit Card Trust 2008-A9, Class A9, 4.07%, 7/16/2012	2,020,095
2,000,000		Capital One Multi-Asset Execution Trust 2003-B5, Class B5, 4.79%, 8/15/2013	2,028,048
2,000,000		Capital One Multi-Asset Execution Trust 2007-B3, Class B3, 5.05%, 3/15/2013	2,027,145
460,000		Capital One Multi-Asset Execution Trust 2007-B5, Class B5, 5.40%, 5/15/2013	468,487
1,500,000	[1]	Chase Issuance Trust 2005-C1, Class C1, 0.615%, 11/15/2012	1,481,309
3,500,000	[1]	Chase Issuance Trust 2006-B2, Class B, 0.345%, 10/15/2012	3,457,438
    Semi-Annual Shareholder Report

$2,196,000		Citibank Credit Card Issuance Trust 2001-A4, Class A4, 5.375%, 4/10/2013	3,314,972
700,000	[1]	Citibank Credit Card Issuance Trust 2007-B1, Class B1, 0.362%, 4/2/2012	694,796
1,560,000		Citibank Credit Card Issuance Trust 2007-B2, Class B2, 5.00%, 4/2/2012	1,577,059
2,500,000	[1]	Citibank Credit Card Issuance Trust 2007-B5, Class B5, 0.864%, 11/7/2014	2,402,213
2,427,000		Citibank Credit Card Issuance Trust 2007-B6, Class B6, 5.00%, 11/8/2012	2,479,587
3,000,000	[1]	National City Credit Card Master Trust 2005-1, Class A, 0.295%, 8/15/2012	2,980,908
1,000,000	[1]	National City Credit Card Master Trust 2005-1, Class B, 0.435%, 8/15/2012	982,779
1,000,000	[1]	National City Credit Card Master Trust 2006-1, Class A, 0.285%, 3/15/2013	983,670
1,500,000	[1]	National City Credit Card Master Trust 2008-3, Class A, 2.045%, 5/15/2013	1,501,440
		TOTAL	48,373,628
		Equipment Lease – 0.4%
1,000,000	[1]	CNH Equipment Trust 2008-B, Class A4B, 2.145%, 12/15/2014	1,001,210
829,900	[1,2]	Green Tree Recreational Equipment & Consumer Trust (Series 2008-REC1), Class A1, 9.50%, 3/25/2025	800,853
168,340		John Deere Owner Trust 2007-A, Class A3, 5.04%, 7/15/2011	169,165
		TOTAL	1,971,228
		Home Equity Loan – 3.6%
52,930	[1,2]	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	41,286
1,440,000	[1]	Asset-Backed Funding Certificate 2005-OPT1, Class A2C, 0.604%, 7/25/2035	1,004,444
1,235,288	[1]	Asset-Backed Funding Certificates 2006-OPT1, Class A3B, 0.334%, 9/25/2036	1,126,728
20,595	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 0.725%, 1/15/2028	13,765
1,039,949	[1]	Fifth Third Home Equity Loan Trust 2003-1, Class A, 0.495%, 9/20/2023	541,827
127,048	[1]	First Franklin Mortgage Loan Asset Backed Certificates 2005-FF12, Class A2B, 0.504%, 11/25/2036	96,535
2,470,290		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	1,251,836
1,000,000	[1]	Morgan Stanley ABS Capital I 2004-OP1, Class M3, 0.924%, 11/25/2034	604,583
917,410	[1]	Morgan Stanley Capital Inc. 2006-NC4, Class A2B, 0.334%, 6/25/2036	859,449
    Semi-Annual Shareholder Report

$328,248	[1,2,4]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	31,594
349,845		New Century Home Equity Loan Trust 2003-5, Class AI4, 4.76%, 11/25/2033	332,836
1,567,350	[1]	Opteum Mortgage Acceptance Corp. 2005-5, Class 2A1B, 5.64%, 12/25/2035	1,402,924
524,661	[1]	Popular ABS Mortgage Pass-Through Trust 2005-3, Class AF3, 4.437%, 7/25/2035	508,057
206,577	[1,2,3]	Quest Trust 2004 — X1, Class A, 0.574%, 3/25/2034	147,277
171,566	[1]	Saxon Asset Securities Trust 2006-2, Class A3B, 0.334%, 9/25/2036	167,904
935,224	[1]	Structured Asset Securities Corp. 2005-4XS, Class 1A2B, 4.67%, 3/25/2035	927,045
2,399,702	[1]	Structured Asset Securities Corp. 2006-WF1, Class A4, 0.414%, 2/25/2036	2,199,140
1,519,279	[2,4],5	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	0
4,987,216	[1]	Wells Fargo Home Equity Trust, 2006-1, Class A3, 0.394%, 5/25/2036	4,640,447
		TOTAL	15,897,677
		Manufactured Housing – 0.1%
668,362		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	632,439
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $139,389,140)	138,180,117
		Collateralized Mortgage Obligations – 8.5%
		Commercial Mortgage – 1.2%
1,832,538		Banc of America Commercial Mortgage, Inc. 2004-6, 4.161%, 12/10/2042	1,834,019
876,771		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A1, 5.171%, 11/15/2044	896,204
1,070,474		First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 0.99%, 4/18/2029	44,840
2,500,000	[1]	Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.649%, 6/13/2042	2,505,445
		TOTAL	5,280,508
		Fannie Mae – 1.3%
3,405,821	[1]	Fannie Mae REMIC 2009-69 F, 1.094%, 4/25/2037	3,402,319
2,416,765	[1]	Fannie Mae, Class FB, 0.744%, 8/25/2039	2,378,498
		TOTAL	5,780,817
		Federal Home Loan Mortgage Corporation – 2.5%
4,662		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	4,915
79,822		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.00%, 10/15/2013	84,306
    Semi-Annual Shareholder Report

$109,989		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	114,836
126,741		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	136,123
128,293		Federal Home Loan Mortgage Corp. REMIC 2345 PQ, 6.50%, 8/15/2016	137,838
114,938		Federal Home Loan Mortgage Corp. REMIC 2508 EG, 4.50%, 6/15/2017	116,470
1,300,061	[1]	Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.595%, 2/15/2018	1,303,690
260,511		Federal Home Loan Mortgage Corp. REMIC 2632 A, 4.00%, 1/15/2018	269,330
306,300		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	308,487
286,994		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	293,599
72,348		Federal Home Loan Mortgage Corp. REMIC 2695 DB, 4.00%, 9/15/2015	73,367
361,352		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	382,583
1,171,688	[1]	Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.705%, 2/15/2034	1,155,961
2,872,416	[1]	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 0.995%, 7/15/2036	2,855,998
3,828,232	[1]	Federal Home Loan Mortgage Corp. REMIC 3556 FA, 1.155%, 7/15/2037	3,835,213
260,128	[1]	Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.50%, 9/25/2043	276,400
		TOTAL	11,349,116
		Federal National Mortgage Association – 2.2%
230,965		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	263,303
4,884		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	5,423
119,941		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	130,870
114,515	[1]	Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 7/25/2023	123,081
8,007	[1]	Federal National Mortgage Association REMIC 1993-179 FO, 4.00%, 10/25/2023	8,287
31,636		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	33,830
115,711		Federal National Mortgage Association REMIC 1993-49 H, 7.00%, 4/25/2013	120,627
    Semi-Annual Shareholder Report

$746,159		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	818,348
92,595		Federal National Mortgage Association REMIC 2002-43 B, 6.00%, 7/25/2017	99,049
428,332	[1]	Federal National Mortgage Association REMIC 2002-52 FG, 0.744%, 9/25/2032	427,897
100,272		Federal National Mortgage Association REMIC 2002-74 PD, 5.00%, 11/25/2015	100,056
123,009		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	124,517
141,196	[1]	Federal National Mortgage Association REMIC 2003-47 FP, 0.594%, 9/25/2032	140,649
217,641		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	217,825
409,818		Federal National Mortgage Association REMIC 2006-73 PJ, 6.00%, 2/25/2028	419,790
3,285,435	[1]	Federal National Mortgage Association REMIC 2008-69 FB, 1.243%, 6/25/2037	3,289,108
2,901,014	[1]	Federal National Mortgage Association REMIC 2009-42 FG, 1.043%, 5/25/2039	2,869,453
155,650		Federal National Mortgage Association REMIC G-41 PT, 7.50%, 10/25/2021	162,393
243,700		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	270,460
168,384		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	186,999
		TOTAL	9,811,965
		Non-Agency Mortgage – 1.3%
788,963	[1]	American Home Mortgage Investment Trust 2004-3, Class 6A4, 5.01%, 10/25/2034	742,857
43,950	[1]	Banc of America Mortgage Securities 2003-B, Class 2A2, 4.927%, 3/25/2033	35,157
199,607	[1,2]	C-BASS ABS LLC (Series 1999-3), Class B1, 6.631%, 2/3/2029	54,892
36,767		CS First Boston Mortgage Securities Corp. 2003-11, Class 1A35, 5.50%, 6/25/2033	36,682
1,423,954	[1]	Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	1,374,628
374,347		Citicorp Mortgage Securities, Inc. 2004-5, Class 4A1, 5.25%, 8/25/2034	359,138
126,865		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	130,505
175,972	[1,2]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.283%, 7/1/2019	114,382
2,000,000	[1]	Indymac Index Mortgage Loan Trust 2007-FLX1, Class A4, 0.514%, 2/25/2037	170,975
    Semi-Annual Shareholder Report

$247,857		Master Asset Securitization Trust 2003-6, Class 9A1, 4.25%, 7/25/2033	239,885
560,554	[1]	Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 4.200%, 9/25/2034	435,800
9,466		Residential Funding Mortgage Securities I 2003-S7, Class A20, 4.00%, 5/25/2033	9,400
264,201		Ryland Mortgage Securities Corp. Four, Class E, 8.95%, 6/1/2017	282,709
31,087	[2]	SMFC Trust Asset-Backed Certificates , 1997-A, Class 4, 4.669%, 1/28/2027	18,031
528,440		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	581,141
1,305,395	[1]	Washington Mutual 2006-AR15, Class 1A, 1.597%, 11/25/2046	658,654
1,344,643	[1]	Washington Mutual 2006-AR17, Class 1A, 1.577%, 12/25/2046	614,850
139,223	[1]	Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 4.062%, 7/25/2034	123,008
		TOTAL	5,982,694
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $41,698,726)	38,205,100
		Corporate Bonds – 31.7%
		Basic Industry@0018Chemicals – 1.0%
1,000,000		Dow Chemical Co., Sr. Unsecd. Note, 4.85%, 8/15/2012	1,041,781
1,250,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	1,351,839
1,000,000		Praxair, Inc., Note, 4.375%, 3/31/2014	1,067,129
1,000,000		Rohm & Haas Co., 5.60%, 3/15/2013	1,046,345
		TOTAL	4,507,094
		Basic Industry@0018Metals & Mining – 0.7%
2,000,000		ArcelorMittal USA, Inc., Company Guarantee, 6.50%, 4/15/2014	2,087,214
1,000,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	1,044,592
		TOTAL	3,131,806
		Capital Goods@0018Aerospace & Defense – 1.1%
1,000,000	[2,3]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	1,012,089
1,250,000		General Dynamics Corp., Sr. Note, 4.50%, 8/15/2010	1,292,014
375,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	395,082
1,000,000		Raytheon Co., Note, 4.85%, 1/15/2011	1,042,321
1,000,000		Raytheon Co., Sr. Unsecd. Note, 5.50%, 11/15/2012	1,103,683
		TOTAL	4,845,189
		Capital Goods@0018Diversified Manufacturing – 0.8%
2,500,000	[1]	General Electric Co., Floating Rate Note, 0.613%, 11/1/2012	2,378,904
1,000,000		Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/2014	1,202,525
		TOTAL	3,581,429
    Semi-Annual Shareholder Report

		Communications@0018Media & Cable – 1.0%
$1,250,000		Comcast Corp., Company Guarantee, 5.85%, 1/15/2010	1,262,756
1,000,000		Comcast Corp., Company Guarantee, 5.85%, 11/15/2015	1,084,840
2,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	2,139,788
		TOTAL	4,487,384
		Communications@0018Media Noncable – 0.8%
1,500,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	1,748,849
1,750,000	[1]	Reed Elsevier, Inc., Floating Rate Note, 0.629%, 6/15/2010	1,748,105
		TOTAL	3,496,954
		Communications@0018Telecom Wireless – 0.9%
1,250,000	[2,3]	Verizon Wireless Capital LLC, 5.55%, 2/1/2014	1,357,079
500,000	[2,3]	Verizon Wireless Capital LLC, Note, 3.75%, 5/20/2011	516,282
930,000		Vodafone Group PLC, 5.35%, 2/27/2012	994,529
1,000,000		Vodafone Group PLC, Note, 5.375%, 1/30/2015	1,078,945
		TOTAL	3,946,835
		Communications@0018Telecom Wirelines – 1.9%
1,000,000		AT&T Corp., Sr. Note, 7.30%, 11/15/2011	1,112,866
2,000,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	2,144,766
1,500,000		Rogers Communications, Inc., 5.50%, 3/15/2014	1,600,312
2,000,000		Telecom Italia Capital, Company Guarantee, 5.25%, 11/15/2013	2,109,621
500,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	514,795
1,000,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	1,092,792
		TOTAL	8,575,152
		Consumer Cyclical@0018Automotive – 0.8%
1,250,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	1,364,380
500,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	520,783
1,500,000	[2,3]	Nissan Motor Acceptance Corp., 4.625%, 3/8/2010	1,509,237
		TOTAL	3,394,400
		Consumer Cyclical@0018Entertainment – 0.6%
1,000,000	[1]	Time Warner, Inc., Floating Rate Note, 0.684%, 11/13/2009	1,000,076
1,000,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,079,397
500,000		Walt Disney Co., Note, 6.375%, 3/1/2012	554,446
		TOTAL	2,633,919
		Consumer Cyclical@0018Retailers – 0.9%
1,000,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	1,075,430
1,000,000		Costco Wholesale Corp., 5.30%, 3/15/2012	1,087,787
665,000		Wal-Mart Stores, Inc., 4.25%, 4/15/2013	709,639
    Semi-Annual Shareholder Report

$1,000,000		Wal-Mart Stores, Inc., Unsecd. Note, 4.125%, 2/15/2011	1,043,595
		TOTAL	3,916,451
		Consumer Non-Cyclical@0018Food/Beverage – 2.1%
1,000,000	[2,3]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	1,144,865
1,000,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	1,169,842
1,000,000		General Mills, Inc., 5.65%, 9/10/2012	1,092,654
1,500,000		Kellogg Co., 4.25%, 3/6/2013	1,592,916
1,000,000		Kraft Foods, Inc., 5.625%, 11/1/2011	1,068,919
1,000,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	1,084,387
1,000,000	[2,3]	SABMiller PLC, Note, 6.20%, 7/1/2011	1,069,676
1,250,000		The Coca-Cola Co., Sr. Unsecd. Note, 3.625%, 3/15/2014	1,298,563
		TOTAL	9,521,822
		Consumer Non-Cyclical@0018Health Care – 0.2%
725,000		Covidien International Finance SA, 5.45%, 10/15/2012	788,292
		Consumer Non-Cyclical@0018Pharmaceuticals – 0.6%
1,500,000		Eli Lilly & Co., 4.20%, 3/6/2014	1,596,201
1,250,000		Pfizer, Inc., Sr. Unsecd. Note, 4.45%, 3/15/2012	1,330,067
		TOTAL	2,926,268
		Consumer Non-Cyclical@0018Products – 0.5%
1,250,000		Philips Electronics NV, 4.625%, 3/11/2013	1,319,020
1,000,000		Procter & Gamble Co., 4.60%, 1/15/2014	1,082,118
		TOTAL	2,401,138
		Consumer Non-Cyclical@0018Supermarkets – 0.3%
1,170,000		Kroger Co., 5.00%, 4/15/2013	1,240,737
		Consumer Non-Cyclical@0018Tobacco – 0.3%
1,250,000		Altria Group, Inc., Company Guarantee, 7.75%, 2/6/2014	1,436,090
		Energy@0018Independent – 0.3%
1,250,000		Devon Financing Corp., 6.875%, 9/30/2011	1,363,972
		Energy@0018Integrated – 1.1%
2,000,000		Husky Energy, Inc., Sr. Unsecd. Note, 6.25%, 6/15/2012	2,172,149
666,750	[2,3]	Qatar Petroleum, 5.579%, 5/30/2011	688,935
2,000,000		StatoilHydro ASA, 2.90%, 10/15/2014	2,016,589
		TOTAL	4,877,673
		Energy@0018Oil Field Services – 0.8%
1,250,000		ConocoPhillips, Mtg. Note, 4.75%, 2/1/2014	1,347,582
    Semi-Annual Shareholder Report

$2,000,000		Weatherford International, Inc., Company Guarantee, 5.95%, 6/15/2012	2,154,525
		TOTAL	3,502,107
		Energy@0018Refining – 0.4%
1,500,000		Valero Energy Corp., 6.875%, 4/15/2012	1,635,875
		Financial Institution@0018Banking – 5.3%
1,750,000		Bank of America Corp., 4.25%, 10/1/2010	1,802,420
1,000,000	[1,2,3]	Barclays Bank PLC, 7.375%, 6/15/2049	918,574
1,500,000		Capital One Financial Corp., Sr. Note, (Series MTN), 5.70%, 9/15/2011	1,587,027
300,000		Citigroup, Inc., 4.625%, 8/3/2010	305,755
1,000,000		Citigroup, Inc., 5.50%, 4/11/2013	1,047,304
2,500,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, (Series 144A), 2.75%, 10/15/2012	2,527,328
1,000,000		Goldman Sachs Group, Inc., 5.30%, 2/14/2012	1,066,811
1,000,000		Household Finance Corp., 7.00%, 5/15/2012	1,090,168
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.60%, 6/1/2011	1,067,819
1,000,000		JPMorgan Chase & Co., Sub. Note, 6.75%, 2/1/2011	1,062,040
1,250,000		Morgan Stanley, Note, 4.00%, 1/15/2010	1,258,314
1,000,000		Northern Trust Corp., 4.625%, 5/1/2014	1,076,209
1,250,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	1,297,411
1,000,000		PNC Funding Corp., Sr. Unsecd. Note, 5.40%, 6/10/2014	1,085,010
2,000,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	2,097,452
2,000,000		US Bancorp, 4.20%, 5/15/2014	2,102,092
1,000,000		US Bancorp, Sr. Note, (Series MTN), 2.125%, 2/15/2013	994,197
1,350,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.30%, 8/26/2011	1,437,717
		TOTAL	23,823,648
		Financial Institution@0018Finance Noncaptive – 0.9%
1,250,000		American Express Credit Corp., 5.875%, 5/2/2013	1,343,191
1,000,000		American Express Credit Corp., 7.30%, 8/20/2013	1,124,762
1,250,000		General Electric Capital Corp., Note, (Series A), 5.45%, 1/15/2013	1,336,349
350,000		General Electric Capital Corp., Note, 4.875%, 10/21/2010	364,486
		TOTAL	4,168,788
		Financial Institution@0018Insurance@0018Health – 0.7%
500,000		Aetna US Healthcare, 5.75%, 6/15/2011	528,485
1,750,000		Anthem, Inc., 6.80%, 8/1/2012	1,925,492
1,000,000	[1]	HSB Group, Inc., Company Guarantee, 1.194%, 7/15/2027	582,500
		TOTAL	3,036,477
    Semi-Annual Shareholder Report

		Financial Institution@0018Insurance@0018Life – 0.8%
$1,500,000	[2,3]	Metropolitan Life Global Funding I, 4.625%, 8/19/2010	1,529,566
1,000,000		Prudential Financial, Inc., 5.15%, 1/15/2013	1,048,547
800,000		Prudential Financial, Inc., Sr. Unsecd. Note, 3.625%, 9/17/2012	811,160
		TOTAL	3,389,273
		Financial Institution@0018Insurance@0018P&C – 0.5%
1,100,000		The Travelers Cos., Inc., Sr. Unsecd. Note, (Series MTN), 5.375%, 6/15/2012	1,172,041
1,250,000	[1,2,3]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,121,875
		TOTAL	2,293,916
		Financial Institution@0018REITs – 1.2%
1,750,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2014	1,822,901
2,300,000		Prologis, Note, 5.25%, 11/15/2010	2,302,206
1,300,000		Simon Property Group LP, 6.75%, 5/15/2014	1,413,884
		TOTAL	5,538,991
		Technology – 1.4%
1,500,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	1,586,743
1,250,000		Dell, Inc., 4.70%, 4/15/2013	1,334,044
1,000,000		Hewlett-Packard Co., 4.25%, 2/24/2012	1,058,963
1,000,000		Hewlett-Packard Co., Note, 5.25%, 3/1/2012	1,081,189
1,250,000		Oracle Corp., 4.95%, 4/15/2013	1,356,709
		TOTAL	6,417,648
		Utility@0018Diversified – 0.5%
2,000,000		P G & E Corp., 5.75%, 4/1/2014	2,204,903
		Utility@0018Electric – 3.1%
1,066,000		Commonwealth Edison Co., 4.74%, 8/15/2010	1,096,742
2,000,000		Dominion Resources, Inc., 5.125%, 12/15/2009	2,008,980
1,000,000		Duke Energy Corp., Sr. Unsecd. Note, 3.95%, 9/15/2014	1,020,434
1,000,000	[2,3]	Electricite De France, 5.50%, 1/26/2014	1,100,395
1,000,000	[2,3]	Enel Finance International SA, Company Guarantee, (Series 144A), 3.875%, 10/7/2014	1,014,442
2,000,000	[2,3]	FirstEnergy Solutions Corp., (Series 144A), 4.80%, 2/15/2015	2,081,019
1,500,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 3.15%, 7/15/2012	1,536,681
1,250,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 2.625%, 9/16/2012	1,262,493
1,250,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 4.375%, 10/1/2010	1,289,674
    Semi-Annual Shareholder Report

$1,500,000	PPL Energy Supply LLC, Sr. Unsecd. Note, 6.30%, 7/15/2013	1,616,413
	TOTAL	14,027,273
	Utility@0018Natural Gas Pipelines – 0.2%
1,000,000	Spectra Energy Capital LLC, Sr. Unsecd. Note, 5.668%, 8/15/2014	1,070,142
	TOTAL CORPORATE BONDS (IDENTIFIED COST $137,673,600)	142,181,646
	Government Agencies – 5.2%
	Federal Home Loan Mortgage Corporation – 4.0%
10,000,000	Federal Home Loan Mortgage Corp., 3.875%, 6/29/2011	10,505,792
7,000,000	Federal Home Loan Mortgage Corp., Note, 4.75%, 1/18/2011	7,350,867
	TOTAL	17,856,659
	Federal National Mortgage Association – 1.2%
5,000,000	Federal National Mortgage Association, 3.875%, 7/12/2013	5,343,508
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $21,964,249)	23,200,167
	Mortgage-Backed Securities – 0.2%
	Federal Home Loan Mortgage Corporation – 0.1%
34,993	Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	38,612
48,410	Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	52,534
206,178	Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	220,198
1,955	Federal Home Loan Mortgage Corp., Pool E65440, 7.50%, 11/1/2010	2,003
13,403	Federal Home Loan Mortgage Corp., Pool E99748, 8.00%, 11/1/2015	14,221
36,002	Federal Home Loan Mortgage Corp., Pool G30067, 7.50%, 3/1/2017	39,345
	TOTAL	366,913
    Semi-Annual Shareholder Report

		Federal National Mortgage Association – 0.1%
$202,803		Federal National Mortgage Association, Pool 254863, 4.00%, 8/1/2013	207,808
21,986		Federal National Mortgage Association, Pool 512255, 7.50%, 9/1/2014	23,689
39,270		Federal National Mortgage Association, Pool 609554, 7.50%, 10/1/2016	42,680
154,809		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	167,589
		TOTAL	441,766
		Government National Mortgage Association – 0.0%
69,347		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	75,915
13,672		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	15,435
26,343		Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015	26,326
		TOTAL	117,676
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $895,235)	926,355
		U.S. Treasury – 1.2%
5,000,000		United States Treasury Note, 3.125%, 9/30/2013 (IDENTIFIED COST $5,073,704)	5,238,477
		Mutual Funds – 20.5%;5
155,623		Emerging Markets Fixed Income Core Fund	3,676,107
1,293,110		Federated Mortgage Core Portfolio	13,112,135
354,870		Federated Project and Trade Finance Core Fund	3,530,961
1,942,686		High Yield Bond Portfolio	11,869,809
59,982,035	[6]	Prime Value Obligations Fund, Institutional Shares, 0.22%	59,982,035
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $89,787,843)	92,171,047
		TOTAL INVESTMENTS — 100.0% (IDENTIFIED COST $444,924,906)[7]	448,664,799
		OTHER ASSETS AND LIABILITIES - NET — (0.0)%[8]	(67,348)
		TOTAL NET ASSETS — 100%	$448,597,451
    Semi-Annual Shareholder Report

      At October 31, 2009, the Fund had the following outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Unrealized Depreciation
Contracts Sold:
4/12/2010	118,035 Euros	$ 166,441	$ (7,134)
4/11/2011	2,211,846 Euros	$3,121,799	$(124,344)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(131,478)
      Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”
      Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.
      Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
      Level 1 — quoted prices in active markets for identical securities
      Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
      Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
      The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    Semi-Annual Shareholder Report

        The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds*	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Adjustable-Rate Mortgages	$ —	$8,561,890	$ —	$8,561,890
Asset-Backed Securities	$ —	$138,148,523	$31,594	$138,180,117
Collateralized Mortgage Obligations	$ —	$38,205,100	$ —	$38,205,100
Corporate Bonds	$ —	$142,181,646	$ —	$142,181,646
Government Agencies	$ —	$23,200,167	$ —	$23,200,167
Mortgage-Backed Securities	$ —	$926,355	$ —	$926,355
U.S. Treasury	$ —	$5,238,477	$ —	$5,238,477
Mutual Funds	$92,171,047	$ —	$ —	$92,171,047
TOTAL SECURITIES	$92,171,047	$356,462,158	$31,594	$448,664,799
OTHER FINANCIAL INSTRUMENTS**	$ —	$(131,478)	$ —	$(131,478)
*	Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors (See Note 5 to the financial statements). EMCORE invests primarily in emerging market fixed-income securities.
**	Other Financial Instruments include foreign exchange contracts.
        The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Asset-Backed Securities
Balance as of May 1, 2009	$32,354
Change in unrealized depreciation	(760)
Balance as of October 31, 2009	$31,594
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at October 31, 2009.	$(760)
      Semi-Annual Shareholder Report

        The following acronyms are used throughout this portfolio:
ARM	— Adjustable Rate Mortgage
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
IO	— Interest Only
NIM	— Net Interest Margin
REITs	— Real Estate Investment Trusts
REMIC	— Real Estate Mortgage Investment Conduit
        See Notes which are an integral part of the Financial Statements
      Semi-Annual Shareholder Report

      Statement of Assets and Liabilities

      October 31, 2009 (unaudited)

Assets:
Total investments in securities, at value including $92,171,047 of investments in affiliated issuers (Note 5) (identified cost $444,924,906)		$448,664,799
Income receivable		2,987,062
Receivable for investments sold		4,741
Receivable for shares sold		1,969,729
TOTAL ASSETS		453,626,331
Liabilities:
Payable for investments purchased	$3,858,449
Payable for shares redeemed	687,997
Payable for foreign exchange contracts	131,478
Bank overdraft	10,516
Income distribution payable	194,428
Payable for Directors'/Trustees' fees	856
Payable for distribution services fee (Note 5)	24,959
Payable for shareholder services fee (Note 5)	89,561
Accrued expenses	30,636
TOTAL LIABILITIES		5,028,880
Net assets for 52,929,937 shares outstanding		$448,597,451
Net Assets Consist of:
Paid-in capital		$487,342,774
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		3,611,371
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(42,472,779)
Undistributed net investment income		116,085
TOTAL NET ASSETS		$448,597,451
      Semi-Annual Shareholder Report

      Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($294,833,563 ÷ 34,786,839 shares outstanding), no par value, unlimited shares authorized	$8.48
Institutional Service Shares:
Net asset value per share ($43,751,082 ÷ 5,162,369 shares outstanding), no par value, unlimited shares authorized	$8.48
Class Y Shares:
Net asset value per share ($57,723,805 ÷ 6,811,028 shares outstanding), no par value, unlimited shares authorized	$8.48
Class A Shares:
Net asset value per share ($52,289,001 ÷ 6,169,701 shares outstanding), no par value, unlimited shares authorized	$8.48
Offering price per share (100/99.00 of $8.48)	$8.57
Redemption proceeds per share	$8.48
        See Notes which are an integral part of the Financial Statements
      Semi-Annual Shareholder Report

      Statement of Operations

      Six Months Ended October 31, 2009 (unaudited)

Investment Income:
Interest (including income on securities loaned of $92)		$5,816,720
Dividends received from affiliated issuers (Note 5)		942,028
Investment income allocated from affiliated partnership (Note 5)	$36,401
Expenses allocated from affiliated partnership (Note 5)	(345)
Net income allocated from affiliated partnership		36,056
TOTAL INCOME AND ALLOCATED EXPENSES		6,794,804
Expenses:
Investment adviser fee (Note 5)	725,188
Administrative personnel and services fee (Note 5)	140,605
Custodian fees	11,552
Transfer and dividend disbursing agent fees and expenses	77,910
Directors'/Trustees' fees	1,485
Auditing fees	11,846
Legal fees	3,193
Portfolio accounting fees	65,484
Distribution services fee — Institutional Service Shares (Note 5)	39,774
Distribution services fee — Class A Shares (Note 5)	115,104
Shareholder services fee — Institutional Shares (Note 5)	174,757
Shareholder services fee — Institutional Service Shares (Note 5)	63,547
Shareholder services fee — Class A Shares (Note 5)	57,552
Account administration fee — Institutional Shares	1,509
Account administration fee — Institutional Service Shares	2,343
Share registration costs	30,767
Printing and postage	29,208
Insurance premiums	2,488
Miscellaneous	1,356
TOTAL EXPENSES	1,555,668
      Semi-Annual Shareholder Report

      Statement of Operations — continued
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(455,022)
Waiver of administrative personnel and services fee	(2,638)
Waiver of distribution services fee — Institutional Service Shares	(12,858)
Waiver of distribution services fee — Class A Shares	(2,302)
TOTAL WAIVERS AND REIMBURSEMENT		$(472,820)
Net expenses			$1,082,848
Net investment income			5,711,956
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			566,750
Net realized gain on investments allocated from affiliated partnership (Note 5)			49
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			14,600,769
Net realized and unrealized gain on investments and foreign currency transactions			15,167,568
Change in net assets resulting from operations			$20,879,524
        See Notes which are an integral part of the Financial Statements
      Semi-Annual Shareholder Report

      Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2009	Year Ended 4/30/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,711,956	$10,032,798
Net realized gain on investments, including allocation from partnership, futures contracts, swap contracts and foreign currency transactions	566,799	564,390
Net change in unrealized appreciation/depreciation of investments, swap contracts and translation of assets and liabilities in foreign currency	14,600,769	(5,681,448)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	20,879,524	4,915,740
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,503,027)	(7,170,351)
Institutional Service Shares	(782,204)	(1,045,391)
Class Y Shares	(625,484)	(509,368)
Class A Shares	(583,648)	(1,503,418)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,494,363)	(10,228,528)
Share Transactions:
Proceeds from sale of shares	206,072,843	135,973,859
Net asset value of shares issued to shareholders in payment of distributions declared	4,389,866	7,350,234
Cost of shares redeemed	(75,199,385)	(97,254,924)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	135,263,324	46,069,169
Change in net assets	150,648,485	40,756,381
Net Assets:
Beginning of period	297,948,966	257,192,585
End of period (including undistributed (distributions in excess of) net investment income of $116,085 and $(101,508), respectively)	$448,597,451	$297,948,966
        See Notes which are an integral part of the Financial Statements
      Semi-Annual Shareholder Report

      Notes to Financial Statements

      October 31, 2009 (unaudited)

      1. ORGANIZATION

      Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Institutional Service Shares, Class Y Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares are presented separately. The investment objective of the Fund is to seek to provide current income.

      2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

      Investment Valuation

      In calculating its net asset value (NAV), the Fund generally values investments as follows:

        Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
        Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
        Shares of other mutual funds are valued based upon their reported NAVs.
        Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
        Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
        Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

      If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

      Fair Valuation and Significant Events Procedures

      The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market Semi-Annual Shareholder Report conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

      The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

        With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
        With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
        Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
        Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

      The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

      Repurchase Agreements

      It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

      Semi-Annual Shareholder Report

      With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

      The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

      Investment Income, Gains and Losses, Expenses and Distributions

      Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

      Premium and Discount Amortization/Paydown Gains and Losses

      All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

      Federal Taxes

      It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended October 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

      Semi-Annual Shareholder Report

      When-Issued and Delayed Delivery Transactions

      The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

      Swap Contracts

      Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

      The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value.The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

      Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain (loss) on swap contracts in the Statement of Operations.

      At October 31, 2009, the Fund had no outstanding swap contracts.

      Futures Contracts

      The Fund may periodically purchase and sell financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and Semi-Annual Shareholder Report unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

      At October 31, 2009, the Fund had no outstanding futures contracts.

      Foreign Exchange Contracts

      The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

      Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

      Foreign Currency Translation

      The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

      Semi-Annual Shareholder Report

      Securities Lending

      The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

      As of October 31, 2009, the Fund had no outstanding securities on loan.

      Restricted Securities

      Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

      Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at October 31, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	7/30/1998	$52,906	$41,286
C-BASS ABS LLC (Series 1999-3), Class B1, 6.631%, 2/3/2029	7/9/1999	$324,281	54,892
Green Tree Recreational Equipment & Consumer Trust (Series 2008-REC1), Class A1, 9.50%, 3/25/2025	12/8/2008	$746,910	800,853
Greenwich Capital Acceptance 1991-4, Class B1A, 6.283%, 7/1/2019	1/7/1993	$177,126	114,382
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$326,662	31,594
SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 4.669%, 1/28/2027	2/4/1998-2/5/1998	$65,792	18,031
Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	1/26/2007	$1,516,099	—
      Semi-Annual Shareholder Report

      Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts			Payable for foreign exchange contracts	$131,478

      The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended October 31, 2009

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(131,478)

      Other

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

      3. SHARES OF BENEFICIAL INTEREST

      The following tables summarize share activity:

	Six Months Ended 10/31/2009		Year Ended 4/30/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	15,499,377	$129,489,537	7,296,056	$58,898,504
Shares issued to shareholders in payment of distributions declared	316,855	2,651,110	586,096	4,722,373
Shares redeemed	(2,798,007)	(23,329,618)	(7,354,596)	(59,111,898)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	13,018,225	$108,811,029	527,556	$4,508,979
      Semi-Annual Shareholder Report

	Six Months Ended 10/31/2009		Year Ended 4/30/2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	910,891	$7,569,598	7,678,541	$61,737,693
Shares issued to shareholders in payment of distributions declared	84,340	703,098	110,604	890,874
Shares redeemed	(3,643,478)	(30,280,885)	(2,806,464)	(22,526,227)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(2,648,247)	$(22,008,189)	4,982,681	$40,102,340
	Six Months Ended 10/31/2009		Year Ended 4/30/2009
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	6,206,602	$51,572,581	284,954	$2,283,792
Shares issued to shareholders in payment of distributions declared	60,925	510,882	51,039	411,286
Shares redeemed	(943,810)	(7,913,955)	(390,257)	(3,126,078)
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	5,323,717	$44,169,508	(54,264)	$(431,000)
	Six Months Ended 10/31/2009		Year Ended 4/30/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,093,593	$17,441,127	1,624,636	$13,053,870
Shares issued to shareholders in payment of distributions declared	62,813	524,776	164,510	1,325,701
Shares redeemed	(1,658,418)	(13,674,927)	(1,549,304)	(12,490,721)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	497,988	$4,290,976	239,842	$1,888,850
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	16,191,683	$135,263,324	5,695,815	$46,069,169

      4. FEDERAL TAX INFORMATION

      At October 31, 2009, the cost of investments for federal tax purposes was $444,924,204. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $3,740,595. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,227,241 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,486,646.

      At April 30, 2009, the Fund had a capital loss carryforward of $42,508,640 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Semi-Annual Shareholder Report

      Pursuant to the Code, such capital loss carryforward will expire as follows:
Expiration Year	Expiration Amount
2010	$8,377,387
2011	$11,458,525
2012	$12,381,100
2013	$5,495,264
2014	$2,592,863
2015	$801,392
2016	$1,402,109

      As a result of the tax-free transfer of assets from Federated Limited Term Fund and MDT Short-Term Bond Fund, the use of certain capital loss carryforwards listed above may be limited.

      5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      Investment Adviser Fee

      Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2009, the Adviser voluntarily waived $429,306 of its fee.

      Prior to December 2008, the Adviser was obligated to waive all or a portion of its investment advisory fee which it was otherwise entitled to receive, and/or reimburse operating expenses (excluding interest, taxes and brokerage commissions) in order to limit the aggregate annual operating expenses for the Fund's Institutional Shares and Class A Shares to not more than 0.95% and 1.20%, respectively, of its average daily net assets.

      Administrative Fee

      Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

      The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $2,638 of its fee.

      Semi-Annual Shareholder Report

      Distribution Services Fee

      The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.15%
Class A Shares	0.50%

      Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2009, FSC voluntarily waived $15,160 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended October 31, 2009, FSC retained $80,246 of fees paid by the Fund.

      Shareholder Services Fee

      The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended October 31, 2009, FSSC received $40,117 of fees paid by the Fund.

      Expense Limitation

      The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights, but excluding expenses allocated from partnerships) paid by the Fund's Institutional Shares, Institutional Service Shares, Class A Shares and Class Y Shares (after the voluntary waivers and reimbursements) will not exceed 0.52%, 0.70%, 1.09% and 0.35%, respectively, through the later of (the “Termination Date”): (a) June 30, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating these arrangements prior to the Termination Date, these arrangements may only be terminated prior to the Termination Date with the agreement of the Fund's Board of Trustees.

      General

      Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

      Semi-Annual Shareholder Report

      Transactions with Affiliated Companies

      Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended October 31, 2009, the Adviser reimbursed $25,716. Transactions with the affiliated companies during the six months ended October 31, 2009 were as follows:

Affiliates	Balance of Shares Held 4/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2009	Value	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed Income Core Fund	—	155,623	—	155,623	$3,676,107	$36,056
Federated Mortgage Core Portfolio	1,259,421	33,689	—	1,293,110	13,112,135	338,755
Federated Project and Trade Finance Core Fund	—	354,870	—	354,870	3,530,961	6,162
High Yield Bond Portfolio	1,084,711	857,975	—	1,942,686	11,869,809	478,678
Prime Value Obligations Fund, Institutional Shares	50,943,965	154,383,952	145,345,882	59,982,035	59,982,035	118,433
TOTAL OF AFFILIATED TRANSACTIONS	53,288,097	155,786,109	145,345,882	63,728,324	$92,171,047	$978,084

      Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, an affiliate to the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to seek high current income. It pursues its objective by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a portfolio of Core Trust, is to provide total return. Federated receives no advisory or administrative fees from the Funds within Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.

      The Fund may also invest in portfolios of Federated Core Trust II, L.P. (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. Semi-Annual Shareholder Report

      The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Core Trust II, is to achieve total return on its assets. The Fund's secondary objective is to achieve a high level of income. Federated receives no advisory or administrative fees from the Funds within Core Trust II. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of the portfolio. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.

      6. Investment TRANSACTIONS

      Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended October 31, 2009, were as follows:

Purchases	$151,858,445
Sales	$46,283,878

      7. LINE OF CREDIT

      The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2009, there were no outstanding loans. During the six months ended October 31, 2009, the Fund did not utilize the LOC.

      8. INTERFUND LENDING

      Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2009, there were no outstanding loans. During the six months ended October 31, 2009, the program was not utilized.

      9. Legal Proceedings

      Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”) and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities Semi-Annual Shareholder Report have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

      10. Subsequent events

      Management has evaluated subsequent events through December 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

      Semi-Annual Shareholder Report

      Evaluation and Approval of Advisory Contract - May 2009

      Federated Short-Term Income Fund (the “Fund”)

      The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

      In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

      During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

      Semi-Annual Shareholder Report

      The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

      The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

      The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

      The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

      Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

      The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

      The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

      It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

      The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

      In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

      The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

      Semi-Annual Shareholder Report

      Voting Proxies on Fund Portfolio Securities

      A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

      Quarterly Portfolio Schedule

      The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

      Semi-Annual Shareholder Report

      Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

      This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

      IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400. Semi-Annual Shareholder Report

      Federated Securities Corp., Distributor

      Cusip 31420C209
      Cusip 31420C308
      Cusip 31420C787

      8112901 (12/09)

      Federated is a registered mark of Federated Investors, Inc.
      2009 Federated Investors, Inc.

      Item 2.                      Code of Ethics

      Not Applicable

      Item 3.                      Audit Committee Financial Expert

      Not Applicable

      Item 4.                      Principal Accountant Fees and Services

      Not Applicable

      Item 5.                      Audit Committee of Listed Registrants

      Not Applicable

      Item 6.                      Schedule of Investments

      Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

      Item 10.                      Submission of Matters to a Vote of Security Holders

      Not Applicable

      Item 11.                                Controls and Procedures

      (a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

      (b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

      Item 12.                                Exhibits

      SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Income Securities Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Officer
Date	December 22, 2009

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	December 22, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	December 22, 2009